UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08039
                                    ---------

                               THIRD AVENUE TRUST
                               ------------------
               (Exact name of registrant as specified in charter)

          622 THIRD AVENUE, 32ND FLOOR, NEW YORK, NY                  10017
--------------------------------------------------------------------------------
           (Address of principal executive offices)                 (Zip code)

W. JAMES HALL III, GENERAL COUNSEL, 622 THIRD AVENUE, NEW YORK, NY    10017
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 800-443-1021
                                                    ------------

Date of fiscal year end: October 31, 2005
                         ----------------

Date of reporting period: April 30, 2006
                          --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the "1940 Act") is as follows:



                            [THIRD AVENUE FUNDS LOGO]

                             THIRD AVENUE VALUE FUND

                        THIRD AVENUE SMALL-CAP VALUE FUND

                       THIRD AVENUE REAL ESTATE VALUE FUND

                      THIRD AVENUE INTERNATIONAL VALUE FUND




                               SEMI-ANNUAL REPORT
                                   ----------
                                 April 30, 2006

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE FUNDS


                                 PRIVACY POLICY

Third Avenue Funds respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us, our affiliates, or third parties. We do not disclose any information about you or any of our former customers to anyone, except to our affiliates (which may include the Funds' distributor and the Funds' affiliated money management entities) and service providers, or as otherwise permitted by law. To protect your personal information, we permit access only by authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

                      PROXY VOTING POLICIES AND PROCEDURES

The Funds have delegated the voting of proxies relating to their voting securities to the Adviser pursuant to the Adviser's proxy voting guidelines. A description of these proxy voting guidelines and procedures, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling (800) 443-1021, (ii) on the website of the Securities and Exchange Commission http://www.sec.gov., and (iii) the Funds website www.thirdave.com.

                    SCHEDULE OF PORTFOLIO HOLDINGS--FORM N-Q

Beginning on the fiscal quarter ended July 31, 2004, the Third Avenue Funds have begun to file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Third Avenue Funds Form N-Q will be available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                AT APRIL 30, 2006
                                   (UNAUDITED)

                        PRINCIPAL                                                                          VALUE        % OF
                        AMOUNT ($)      ISSUES                                                           (NOTE 1)    NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
BANK DEBT - 0.13%
Insurance Services       3,007,261      Safelite Glass Corp., Term Loan, Series A (b)               $   2,954,634
Companies                8,556,766      Safelite Glass Corp., Term Loan, Series B (b)                   8,407,023
                                                                                                    -------------
                                                                                                       11,361,657        0.13%
                                                                                                    -------------
                                        TOTAL BANK DEBT
                                        (Cost $8,211,101)                                              11,361,657
                                                                                                    -------------
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE DEBT INSTRUMENTS - 5.82%
Auto Parts                              Collins & Aikman Products, Inc.:
                       250,750,000        10.75%, due 12/31/11 (a) *                                   86,508,750
                         2,000,000        12.875%, due 08/15/12 (a) *                                     140,000
                                                                                                    -------------
                                                                                                       86,648,750        1.01%
                                                                                                    -------------
Automotive               2,005,000      General Motors Corp. 7.75% PIK, due 03/15/36                      536,338        0.01%
                                                                                                    -------------
Building                                USG Corp.:
& Construction          78,559,000        9.25%, due 09/15/01 (a) (b) *                               118,757,640
                        85,535,000        8.50%, due 08/01/05 (a) *                                   125,736,450
                                        USG Corp. Muni East Chicago Solid Waste Disposal:
                           555,000        5.50%, due 09/01/28 (a) *                                       700,393
                         3,755,000        6.375%, due 08/01/29 (a) *                                    4,771,854
                                        USG Corp. Muni Ohio Solid Waste Disposal:
                        26,040,000        5.60%, due 08/01/32 (a) *                                    33,077,310
                        18,930,000        5.65%, due 03/01/33 (a) *                                    24,050,186
                         4,210,000        6.05%, due 08/01/34 (a) *                                     5,352,089
                        17,460,000      USG Corp. Muni Pennsylvania Economic Dev.
                                          6.00%, due 06/01/31 (a) *                                    22,181,359
                                                                                                    -------------
                                                                                                      334,627,281        3.90%
                                                                                                    -------------
Consumer Products       64,300,000      Home Products International, Inc. 9.625%, due 05/15/08         50,636,250        0.59%
                                                                                                    -------------
Energy & Utilities      10,000,000      Mirant Americas Generation LLC 8.50%, due 10/01/21 (a)         10,175,000        0.12%
                                                                                                    -------------
Hard Goods Retail                       Hechinger Co.:
                        18,648,000        6.95%, due 10/15/03 (a) (b) *                                   421,058
                        14,752,000        9.45%, due 11/15/12 (a) (b) *                                   333,090
                                                                                                    -------------
                                                                                                          754,148        0.01%
                                                                                                    -------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                     | 1 |
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]
                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2006
                                   (UNAUDITED)

                        PRINCIPAL                                                                          VALUE        % OF
                        AMOUNT ($)      ISSUES                                                           (NOTE 1)    NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE DEBT INSTRUMENTS (CONTINUED)
Real Estate              9,170,006      FNC Realty Corp. 7.00%, due 07/27/08 (b)                    $   9,170,006        0.10%
                                                                                                    -------------
Retail                  92,249,625      Sears Holding Corp. Escrow Notes (a) (b) (d)                           --
                        86,205,118      Sears Holding Corp. Trade Claims (a) (b)                        6,598,355
                                                                                                    -------------
                                                                                                        6,598,355        0.08%
                                                                                                    -------------
                                        TOTAL CORPORATE DEBT INSTRUMENTS
                                        (Cost $424,650,822)                                           499,146,128
                                                                                                    -------------
                             SHARES
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.40%
Financial Insurance            259      ACA Capital Holdings, Inc. Convertible (a) (b) (c)             14,715,824
                               123      ACA Capital Holdings, Inc. Senior Convertible (a) (b) (c)       5,881,449
                           133,783      ACA Capital Holdings, Inc. Series B Convertible (a) (b) (c)     8,333,333
                         6,045,667      CGA Group, Ltd., Series C (a) (b) (c) (Bermuda)                        --
                                                                                                    -------------
                                                                                                       28,930,606        0.34%
                                                                                                    -------------
Insurance & Reinsurance      4,775      Ecclesiastical Insurance, 8.625% (United Kingdom)                  11,886
                         1,022,245      RS Holdings Convertible Class A (a) (b)                                --
                                                                                                    -------------
                                                                                                           11,886        0.00%
                                                                                                    -------------
Venture Capital            759,866      ISE Corp. Series B (b)                                          4,999,994        0.06%
                                                                                                    -------------
                                        TOTAL PREFERRED STOCK
                                        (Cost $41,814,418)                                             33,942,486
                                                                                                    -------------
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS - 65.29%
Annuities & Mutual Fund  1,451,598      Legg Mason, Inc.                                              171,985,331
Management & Sales       3,892,776      Mellon Financial Corp.                                        146,485,161
                           489,900      Nuveen Investments Class A                                     23,573,988
                           139,212      Westwood Holdings Group, Inc.                                   2,735,516
                                                                                                    -------------
                                                                                                      344,779,996        4.02%
                                                                                                    -------------
Computerized Securities    132,800      Investment Technology Group, Inc. (a)                           7,037,072        0.08%
Trading                                                                                             -------------

Consumer Products           47,250      JAKKS Pacific, Inc. (a)                                         1,071,157        0.01%
                                                                                                    -------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                     | 2 |
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2006
                                   (UNAUDITED)

                                                                                                           VALUE        % OF
                            SHARES      ISSUES                                                           (NOTE 1)    NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Depository Institutions    390,800      Berkshire Hills Bancorp, Inc.                               $  13,420,072
                           529,600      Brookline Bancorp, Inc.                                         7,838,080
                           218,500      Carver Bancorp, Inc. (c)                                        3,889,300
                        26,127,450      Liu Chong Hing Bank, Ltd. (c) (Hong Kong)                      58,635,372
                            34,087      TD Banknorth, Inc.                                              1,012,043
                            49,731      Tompkins Trustco, Inc.                                          2,329,897
                            16,354      The Toronto-Dominion Bank (Canada)                                913,862
                                                                                                    -------------
                                                                                                       88,038,626        1.03%
                                                                                                    -------------
Electronics Components   2,496,500      American Power Conversion Corp.                                55,522,160
                         9,046,200      AVX Corp. (c)                                                 161,022,360
                         2,500,000      Intel Corp.                                                    49,950,000
                                                                                                    -------------
                                                                                                      266,494,520        3.11%
                                                                                                    -------------
Financial Insurance        118,812      ACA Capital Holdings, Inc. (a) (b) (c)                          4,625,093
                           300,000      Ambac Financial Group, Inc.                                    24,708,000
                         3,477,409      MBIA, Inc.                                                    207,357,899
                         1,576,580      Radian Group, Inc.                                             98,883,098
                                                                                                    -------------
                                                                                                      335,574,090        3.91%
                                                                                                    -------------
Financial Services         250,000      CIT Group, Inc.                                                13,502,500        0.16%
                                                                                                    -------------
Holding Companies        6,560,550      Brookfield Asset Management, Inc. Class A (Canada)            274,230,990
                            83,370      Capital Southwest Corp.                                         8,170,260
                        30,300,000      Cheung Kong Holdings, Ltd. (Hong Kong)                        341,364,967
                         3,951,800      Guoco Group, Ltd. (Hong Kong) (1)                              49,108,887
                        12,713,000      Hutchison Whampoa, Ltd. (Hong Kong)                           124,780,326
                         8,976,600      Investor AB Class A (Sweden)                                  176,260,507
                         2,200,000      Jardine Matheson Holdings, Ltd. (Singapore)                    39,820,000
                           359,250      Pargesa Holding AG (Switzerland)                               36,498,549
                         3,082,302      RHJ International (a) (Belgium)                                76,606,466
                        13,500,500      Toyota Industries Corp. (Japan)                               602,314,495
                         5,613,500      Wheelock & Company, Ltd. (Hong Kong)                           10,425,806
                                                                                                    -------------
                                                                                                    1,739,581,253       20.30%
                                                                                                    -------------
Housing Development        208,750      Levitt Corp. Class A                                            4,083,150        0.05%
                                                                                                    -------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                     | 3 |
================================================================================

                            [THIRD AVENUE FUNDS LOGO]
                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2006
                                   (UNAUDITED)

                                                                                                           VALUE        % OF
                            SHARES      ISSUES                                                           (NOTE 1)    NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Industrial & Agricultural  594,300      Alamo Group, Inc. (c)                                        $ 12,670,476
Equipment                  299,300      Lindsay Manufacturing Co.                                       7,781,800
                           360,100      Mestek, Inc. (a)                                                5,192,642
                           360,100      Omega Flex, Inc. (a)                                            6,056,882
                           480,500      Standex International Corp.                                    13,785,545
                                                                                                    -------------
                                                                                                       45,487,345        0.53%
                                                                                                    -------------
Insurance & Reinsurance     87,035      ACE Ltd. (Cayman Islands)                                       4,833,924
                           200,678      ACMAT Corp. Class A (a) (c)                                     3,536,950
                           432,300      Arch Capital Group, Ltd. (a) (Bermuda)                         26,262,225
                            15,675      ESG Re, Ltd. Warrants, expires 12/07 (a) (b) (Bermuda)                 --
                            65,000      Helicon RE Holdings, Ltd. (a) (b) (Bermuda)                     6,711,250
                           480,000      Montpelier RE Holdings, Ltd. (Bermuda)                          7,752,000
                           127,500      Olympus RE Holdings, Ltd. (a) (b) (Bermuda)                       833,850
                            32,089      RS Holdings Class A (a) (b)                                            --
                            58,300      White Mountains Insurance Group, Ltd. (Bermuda)                30,403,450
                                                                                                    -------------
                                                                                                       80,333,649        0.94%
                                                                                                    -------------
Insurance Services         940,131      Safelite Glass Corp. (a) (b)                                    3,760,524
Companies                   63,460      Safelite Realty Corp. (b)                                         527,353
                                                                                                    -------------
                                                                                                        4,287,877        0.05%
                                                                                                    -------------
Life Insurance           2,009,900      The Phoenix Companies, Inc.                                    30,530,381        0.36%
                                                                                                    -------------
Medical Supplies           342,300      Datascope Corp.                                                13,226,472
& Services                 598,000      PAREXEL International Corp. (a)                                17,646,980
                         1,275,000      Pharmaceutical Product Development, Inc.                       45,734,250
                           363,000      St. Jude Medical, Inc. (a)                                     14,331,240
                                                                                                    -------------
                                                                                                       90,938,942        1.06%
                                                                                                    -------------
Mutual Holding Companies   637,122      Brooklyn Federal Bancorp, Inc. (a)                              7,734,661
                            16,226      Colonial Bankshares, Inc.                                         191,954
                           169,104      FedFirst Financial Corp. (a)                                    1,701,186
                           142,200      Gouverneur Bancorp, Inc. (c)                                    1,898,370
                            64,700      Home Federal Bancorp, Inc.                                        676,115

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                     | 4 |
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2006
                                   (UNAUDITED)

                                                                                                           VALUE        % OF
                            SHARES      ISSUES                                                           (NOTE 1)    NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Mutual Holding Companies   118,200      SFSB, Inc.                                                 $    1,140,630
(continued)                  5,000      Westborough Financial Services, Inc.                              127,750
                                                                                                   --------------
                                                                                                       13,470,666        0.16%
                                                                                                   --------------
Non-Life                 9,159,100      Aioi Insurance Co., Ltd. (Japan)                               66,281,108
Insurance-Japan          2,116,200      Millea Holdings, Inc. ADR (Japan)                             212,021,866
                        10,857,140      Mitsui Sumitomo Insurance Co., Ltd. (Japan)                   146,363,763
                         4,420,560      Sompo Japan Insurance, Inc. (Japan)                            64,057,647
                                                                                                   --------------
                                                                                                      488,724,384        5.70%
                                                                                                   --------------
Oil & Gas                  626,800      EnCana Corp. (Canada)                                          31,371,340
Production & Services    3,090,000      Nabors Industries, Ltd. (a) (Bermuda)                         115,349,700
                         1,000,000      Suncor Energy, Inc. (Canada)                                   85,740,000
                                                                                                   --------------
                                                                                                      232,461,040        2.71%
                                                                                                   --------------
Pharmaceuticals          1,000,000      Daiichi Sankyo Co., Ltd. (Japan)                               25,776,138
                         2,000,000      Pfizer, Inc.                                                   50,660,000
                                                                                                   --------------
                                                                                                       76,436,138        0.89%
                                                                                                   --------------
Real Estate              1,387,200      Alexander & Baldwin, Inc.                                      69,179,664
                           139,000      Alico, Inc.                                                     6,977,800
                            31,000      Consolidated-Tomoka Land Co.                                    1,896,580
                         5,881,577      FNC Realty Corp. (a) (b)                                        4,411,183
                         3,533,028      Forest City Enterprises, Inc. Class A                         159,480,884
                         1,017,031      Forest City Enterprises, Inc. Class A (b)                      43,613,340
                            22,500      Forest City Enterprises, Inc. Class B                           1,014,525
                        30,534,000      Hang Lung Properties, Ltd. (Hong Kong)                         61,435,827
                        32,511,000      Henderson Land Development Co., Ltd. (Hong Kong)              190,999,452
                            47,348      Homefed Corp.                                                   3,323,830
                           676,607      ProLogis                                                       33,979,204
                               846      Public Storage, Inc.                                               65,040
                         3,420,106      Tejon Ranch Co. (a) (c)                                       154,349,384
                         3,428,500      The St. Joe Co.                                               192,544,560
                         2,150,000      Trammell Crow Co. (a) (c)                                      83,699,500
                                                                                                   --------------
                                                                                                    1,006,970,773       11.75%
                                                                                                   --------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                     | 5 |
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2006
                                   (UNAUDITED)

                                                                                                           VALUE        % OF
                            SHARES      ISSUES                                                           (NOTE 1)    NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Retail                     165,912      Sears Holding Corp. (a)                                    $   23,839,895        0.28%
Security Brokers, Dealers  447,200      Jefferies Group, Inc.                                          29,716,440
& Flotation Companies    2,444,062      Raymond James Financial, Inc.                                  74,177,282
                                                                                                   --------------
                                                                                                      103,893,722        1.21%
                                                                                                   --------------
Semiconductor              700,000      Applied Materials, Inc.                                        12,565,000        0.15%
Equipment Manufacturers                                                                            --------------

Steel & Specialty Steel    445,714      Haynes International, Inc. (a) (b)                             14,597,133
                         3,350,000      POSCO ADR (South Korea)                                       236,074,500
                                                                                                   --------------
                                                                                                      250,671,633        2.92%
                                                                                                   --------------
Telecommunications       1,250,000      Comverse Technology, Inc. (a)                                  28,312,500
                         2,008,200      Tellabs, Inc. (a)                                              31,829,970
                                                                                                   --------------
                                                                                                       60,142,470        0.70%
                                                                                                   --------------
Title Insurance          1,000,000      First American Corp.                                           42,600,000
                           479,800      Stewart Information Services Corp.                             20,727,360
                                                                                                   --------------
                                                                                                       63,327,360        0.74%
                                                                                                   --------------
Transportation              55,032      Florida East Coast Industries, Inc.                             3,076,289        0.04%
                                                                                                   --------------

Utilities, Utility       8,816,889      Covanta Holding Corp. (a) (b) (c)                             147,065,709
Service Companies &        861,208      Mirant Corp. (a)                                               21,151,268
Waste Management           800,000      TXU Corp.                                                      39,704,000
                                                                                                   --------------
                                                                                                      207,920,977        2.43%
                                                                                                   --------------
                                        TOTAL COMMON STOCKS AND WARRANTS
                                        (Cost $2,981,111,400)                                       5,595,240,905
                                                                                                   --------------
                        INVESTMENT
                        AMOUNT ($)
------------------------------------------------------------------------------------------------------------------------------------
LIMITED PARTNERSHIPS - 0.01%
Insurance & Reinsurance  1,805,000      Insurance Partners II Equity Fund, LP (a) (b)                   1,221,110        0.01%
                                                                                                   --------------
                                        TOTAL LIMITED PARTNERSHIPS
                                        (Cost $1,028,831)                                               1,221,110
                                                                                                   --------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                     | 6 |
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2006
                                   (UNAUDITED)

                        PRINCIPAL                                                                          VALUE        % OF
                        AMOUNT (@)      ISSUES                                                           (NOTE 1)    NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 27.91%
Foreign Government Obligations
(Great Britain Pounds)  17,000,000      United Kingdom T-Bill, 4.38%+, due 05/02/06                $   30,996,709
                        32,000,000      United Kingdom T-Bill, 4.42%+, due 05/08/06                    58,305,080
                        34,000,000      United Kingdom T-Bill, 4.36%+, due 05/15/06                    61,898,205
                        44,200,000      United Kingdom T-Bill, 4.37%+, due 05/22/06                    80,400,522
                        12,150,000      United Kingdom T-Bill, 4.43%+, due 06/05/06                    22,064,067
                        10,000,000      United Kingdom T-Bill, 4.39%+, due 06/12/06                    18,144,437
                        53,000,000      United Kingdom T-Bill, 4.41%+, due 07/10/06                    95,838,761
                         6,000,000      United Kingdom T-Bill, 4.39%+, due 08/29/06                    10,786,710
                        38,000,000      United Kingdom T-Bill, 4.43%+, due 09/25/06                    68,084,200
                                                                                                   --------------
                                                                                                      446,518,691        5.21%
                                                                                                   --------------
Repurchase Agreement   642,564,439      Bear Stearns 4.70%, dated 04/28/06, due 05/01/06 (e)          642,564,439        7.50%
                                                                                                   --------------
U.S. Treasury Bills    140,000,000      U.S. Treasury Bill 4.43%+, due 05/18/06                       139,685,073
                        50,000,000      U.S. Treasury Bill 4.62%+, due 05/25/06 (f)                    49,848,086
                       100,000,000      U.S. Treasury Bill 4.62%+, due 05/25/06                        99,697,583
                       200,000,000      U.S. Treasury Bill 4.64%+, due 06/15/06                       198,828,184
                        75,000,000      U.S. Treasury Bill 4.39%+, due 07/06/06                        74,372,475
                       100,000,000      U.S. Treasury Bill 4.45%+, due 07/20/06                        98,982,600
                       250,000,000      U.S. Treasury Bill 4.72%+, due 07/27/06                       247,229,000
                       100,000,000      U.S. Treasury Bill 4.63%+, due 08/03/06                        98,792,200
                       100,000,000      U.S. Treasury Bill 4.70%+, due 08/17/06                        98,604,900
                       100,000,000      U.S. Treasury Bill 4.97%+, due 10/26/06                        97,690,900
                                                                                                   --------------
                                                                                                    1,203,731,001       14.05%
                                                                                                   --------------
U.S. Treasury Note     100,000,000      U.S. Treasury Note 2.50%, due 10/31/06                         98,836,000        1.15%
                                                                                                   --------------
                                        TOTAL SHORT TERM INVESTMENTS
                                        (Cost $2,370,987,469)                                       2,391,650,131
                                                                                                   --------------
                                        TOTAL INVESTMENT PORTFOLIO - 99.56%
                                        (Cost $5,827,804,041)                                       8,532,562,417
                                        OTHER ASSETS LESS LIABILITIES - 0.44%                          37,560,377
                                                                                                   --------------
                                        NET ASSETS - 100.00%                                       $8,570,122,794
                                        (Applicable to 143,218,318                                 ==============
                                        shares outstanding)

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                     | 7 |
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2006
                                   (UNAUDITED)

Notes:
(a)Non-income producing securities.
(b)Restricted / fair valued securities:

                                                              Carrying Value
                  Security                                       Per Unit             Acquisition Date         Acquisition Cost^
                  --------                                    --------------       -----------------------     -----------------
    ACA Capital Holdings, Inc. Senior Convertible Pfd.          $47,742.32                2/28/2001               $ 5,881,446
    ACA Capital Holdings, Inc. Series B Convertible Pfd.             62.29                9/30/2004                 8,333,333
    ACA Capital Holdings, Inc. Convertible Pfd.                  56,891.00         5/19/2000 to 8/28/2002          14,559,277
    ACA Capital Holdings, Inc. Common Stock                          38.93                9/24/1997                15,000,000
    CGA Group, Ltd. Series C                                            --                 3/2/1999                 7,039,179
    Covanta Holding Corp.                                            16.68         11/3/1992 to 6/28/2005          33,762,879
    ESG Re, Ltd. Warrants, expires 12/07                                --          1/28/1997 to 12/3/1997                 --
    FNC Realty Corp.                                                  0.75                7/27/2005                11,163,732
    FNC Realty Corp., 7.00%, due 7/27/08 Convertible Notes          100.00                7/27/2005                 9,170,006
    Forest City Enterprises, Inc. Class A                            42.88                7/21/2005                36,511,413
    Haynes International, Inc.                                       32.75         9/19/2001 to 9/20/2001           3,893,750
    Hechinger Co. 6.95% due 10/15/03                                  2.26                7/9/2003                         --
    Hechinger Co. 9.45% due 11/15/12                                  2.26                7/9/2003                         --
    Helicon Reinsurance                                             103.25           1/4/2006 & 1/6/2006            6,500,000
    Insurance Partners II Equity Fund, LP                             0.68         12/15/1998 to 7/26/2004          1,028,831
    ISE Corp. Series B Pfd.                                           6.58                3/8/2006                  4,999,994
    Olympus RE Holdings, Ltd.                                         6.54               12/20/2001                12,750,008
    RS Holdings Class A                                                 --           5/9/2003 to 4/20/2004             30,853
    RS Holdings Convertible Class A Pfd.                                --          3/18/2002 to 4/20/2004            991,392
    Safelite Glass Corp                                               4.00         10/4/2000 to 2/26/2001           1,265,883
    Safelite Glass Corp., Term Loan, Series A                        98.25         10/27/2000 to 2/26/2001          1,853,225
    Safelite Glass Corp., Term Loan, Series B                        98.25         10/4/2000 to 2/26/2001           6,357,875
    Safelite Realty Corp.                                             8.31         10/4/2000 to 2/26/2001              73,352
    Sears Holding Corp. Escrow Notes                                    --                 5/14/2003                       --
    Sears Holding Corp. Trade Claims                                  0.08         1/22/2002 to 4/30/2003           5,442,521
    USG Corp. 9.25% due 9/15/01                                     151.17         10/25/2000 to 6/20/2001         69,868,230
    ^ Acquisition Cost has been adjusted for return of capital.

    (c) Affiliated issuers-as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).

    (d) Security in part on loan.

    (e) Repurchase agreement collateralized by:

            U.S. Treasury Notes par value $20,700,000 matures 07/15/09, value $20,146,942.

            U.S. Treasury Inflation Index Bonds, par value $17,000,000 matures 01/15/10, value $21,825,466.

            U.S. Treasury Inflation Index Bonds, par value $100,000,000, matures 07/15/12, value $116,033,764.

            U.S. Treasury Inflation Index Bonds, par value $18,000,000, matures 07/15/15, value $17,749,012.

            U.S. Treasury Bonds, par value $25,000,000 matures 08/15/22, value $30,630,318.

            U.S. Treasury Inflation Index Bonds, par value $115,000,000 matures 01/15/25, value $120,530,569.

            U.S. Treasury Strips, par value $248,220,000 matures 08/15/25, value $89,056,372.

            U.S. Treasury Strips, par value $2,903,000 matures 02/15/26, value $1,011,260.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                     | 8 |
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2006
                                   (UNAUDITED)

        U.S. Treasury Strips, par value $300,000,000 matures 11/15/26, value $100,863,000.

        U.S. Treasury Strips, par value $200,000,000 matures 11/15/28, value $61,036,000.

        U.S. Treasury Strips, par value $225,000,000 matures 02/15/29, value $67,650,750.

        U.S. Treasury Strips, par value $50,000,000 matures 08/15/29, value $14,666,500.

(f) Segregated for future fund commitments.

*   Issuer in default.

@   Denominated in U.S. Dollars unless otherwise noted.

+   Annualized yield at date of purchase.

(1) Incorporated in Bermuda.

ADR: American Depository Receipt.

PIK: Payment-in-kind.

Country Concentration
                 % of
              Net Assets
                -------

United States      58.14%
Japan              13.03
Hong Kong           9.76
United Kingdom      5.21
Canada              4.58
South Korea         2.75
Bermuda             2.19
Sweden              2.06
Belgium             0.89
Singapore           0.46
Switzerland         0.43
Cayman Islands      0.06
                 -------
Total              99.56%
                 =======

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                     | 9 |
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2006
                                   (UNAUDITED)

THE SUMMARY OF THE FUND'S INVESTMENTS AS OF APRIL 30, 2006 IS AS FOLLOWS:
(UNAUDITED)

[The following represents a bar graph in the printed document:]

                                                                    % OF
                                                          SECTOR    NET ASSETS
                                                          ------    ----------
                      Annuities & Mutual Fund Management & Sales    4.02
                                                      Auto Parts    1.01
                                                      Automotive    0.01
                                         Building & Construction    3.9
                                 Computerized Securities Trading    0.08
                                               Consumer Products    0.6
                                         Depository Institutions    1.03
                                          Electronics Components    3.11
                                              Energy & Utilities    0.12
                                             Financial Insurance    4.25
                                              Financial Services    0.16
                                               Hard Goods Retail    0.01
                                               Holding Companies   20.3
                                             Housing Development    0.05
                             Industrial & Agricultural Equipment    0.53
                                         Insurance & Reinsurance    0.95
                                    Insurance Services Companies    0.18
                                                  Life Insurance    0.36
                                     Medical Supplies & Services    1.06
                                        Mutual Holding Companies    0.16
                                        Non-Life Insurance-Japan    5.7
                                 Oil & Gas Production & Services    2.71
                                                 Pharmaceuticals    0.89
                                                     Real Estate   11.85
                                                          Retail    0.36
                 Security Brokers, Dealers & Flotation Companies    1.21
                           Semiconductor Equipment Manufacturers    0.15
                                         Steel & Specialty Steel    2.92
                                              Telecommunications    0.7
                                                 Title Insurance    0.74
                                                  Transportation    0.04
         Utilities, Utility Service Companies & Waste Management    2.43
                                                 Venture Capital    0.06
                                      Cash and Equivalents (Net)   28.35


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                     | 10 |
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2006
                                   (UNAUDITED)

ASSETS:
Investments at value (Notes 1 and 4):
   Unaffiliated issuers (identified cost of $4,863,371,834)      $7,229,674,858
   Repurchase agreement (identified cost of $642,564,439)           642,564,439
   Affiliated issuers (identified cost of $321,867,768)             660,323,120
                                                                 --------------
   Total investments (identified cost of $5,827,804,041)          8,532,562,417
Receivable for fund shares sold                                      48,211,519
Dividends and interest receivable                                    15,266,192
Receivable for foreign tax reclaim                                      119,238
Other receivables                                                       104,346
Other assets                                                             70,680
                                                                 --------------
      Total assets                                                8,596,334,392
                                                                 --------------

LIABILITIES:
Payable for securities purchased                                      9,350,251
Payable for fund shares redeemed                                      8,594,565
Payable to investment adviser                                         6,235,339
Accounts payable and accrued expenses                                 1,388,689
Payable for other shareholder servicing fees (Note 3)                   642,754
Commitments (Note 6)                                                         --
                                                                 --------------
      Total liabilities                                              26,211,598
                                                                 --------------
      Net assets                                                 $8,570,122,794
                                                                 ==============

SUMMARY OF NET ASSETS:
Capital stock, unlimited shares authorized, $0.001 par value,
   143,218,318 shares outstanding                                $6,065,964,956
Accumulated distributions in excess of net investment income       (199,977,089)
Accumulated net realized loss from investment transactions             (711,298)
Net unrealized appreciation of investments and translation
   of foreign currency denominated assets and liabilities         2,704,846,225
                                                                 --------------
   Net assets applicable to capital shares outstanding           $8,570,122,794
                                                                 ==============
Net asset value per share                                                $59.84
                                                                         ======

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                     | 11 |
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED APRIL 30, 2006
                                   (UNAUDITED)

INVESTMENT INCOME:
   Interest                                                        $ 54,015,918
   Dividends-unaffiliated issuers
      (net of foreign withholding tax of $1,828,358)                 29,257,156
   Dividends-affiliated issuers (Note 4)                              2,220,614
   Other income                                                          26,399
                                                                   ------------
      Total investment income                                        85,520,087
                                                                   ------------

EXPENSES:
   Investment advisory fees (Note 3)                                 32,959,118
   Other shareholder servicing fees (Note 3)                          3,380,971
   Transfer agent fees                                                  837,387
   Custodian fees                                                       615,063
   Reports to shareholders                                              444,489
   Administration fees (Note 3)                                         219,700
   Registration and filing fees                                         173,416
   Trustees' and officers' fees and expenses                            159,202
   Accounting services                                                  129,477
   Legal fees                                                           116,244
   Auditing and tax consulting fees                                      78,451
   Insurance expenses                                                    33,174
   Miscellaneous expenses                                                92,658
                                                                   ------------
      Total operating expenses                                       39,239,350
                                                                   ------------
      Net investment income                                          46,280,737
                                                                   ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
   Net realized gain on investments-unaffiliated issuers             13,707,084
   Net realized loss on foreign currency transactions               (14,358,423)
   Net change in unrealized appreciation on investments             817,691,635
   Net change in unrealized appreciation on translation of other
      assets and liabilities denominated in foreign currency            167,942
                                                                   ------------
      Net realized and unrealized gains on investments              817,208,238
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $863,488,975
                                                                   ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                     | 12 |
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  FOR THE
                                                                                SIX MONTHS
                                                                                   ENDED         FOR THE YEAR
                                                                              APRIL 30, 2006         ENDED
                                                                                (UNAUDITED)    OCTOBER 31, 2005
                                                                              --------------   ----------------
OPERATIONS:
   Net investment income                                                      $   46,280,737    $   39,299,143
   Net realized gains on investments-unaffiliated issuers                         13,707,084       456,915,782
   Net realized gains on investments-affiliated issuers                                   --        13,615,472
   Net realized losses on foreign currency transactions                          (14,358,423)      (23,377,483)
   Net change in unrealized appreciation on investments                          817,691,635       524,487,047
   Net change in unrealized appreciation (depreciation) on
      translation of other assets and liabilities denominated
      in foreign currency                                                            167,942          (133,229)
                                                                              --------------    --------------
   Net increase in net assets resulting from operations                          863,488,975     1,010,806,732
                                                                              --------------    --------------

DISTRIBUTIONS:
   Dividends to shareholders from net investment income                         (184,625,291)      (63,790,923)
   Distributions to shareholders from net realized gains on investments         (444,287,884)               --
                                                                              --------------    --------------
   Decrease in net assets from distributions                                    (628,913,175)      (63,790,923)
                                                                              --------------    --------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares                                                2,011,641,841     2,381,396,785
   Net asset value of shares issued in reinvestment of
      dividends and distributions                                                596,947,446        61,001,917
   Redemption fees                                                                   179,184           318,400
   Cost of shares redeemed                                                      (642,457,699)     (818,461,138)
                                                                              --------------    --------------
   Net increase in net assets resulting from capital
      share transactions                                                       1,966,310,772     1,624,255,964
                                                                              --------------    --------------
   Net increase in net assets                                                  2,200,886,572     2,571,271,773
   Net assets at beginning of period                                           6,369,236,222     3,797,964,449
                                                                              --------------    --------------
   Net assets at end of period
      (including undistributed net investment income of
      $0 and $0, respectively)                                                $8,570,122,794    $6,369,236,222
                                                                              ==============    ==============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                     | 13 |
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                              FINANCIAL HIGHLIGHTS


SELECTED DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD) AND RATIOS ARE AS
FOLLOWS:

                                               FOR THE
                                             SIX MONTHS
                                                ENDED                               YEARS ENDED OCTOBER 31,
                                           APRIL 30, 2006    --------------------------------------------------------------------
                                             (UNAUDITED)        2005           2004           2003          2002          2001
                                             ----------      ----------     ----------     ----------    ----------    ----------
Net asset value, beginning of period             $58.62          $48.16         $40.62         $29.90        $34.50        $38.48
                                             ----------      ----------     ----------     ----------    ----------    ----------
Income (loss) from investment operations:
   Net investment income                           0.78            0.60           0.16           0.40          0.31          0.45
   Net gain (loss) on securities
     (both realized and unrealized)                5.93(1)        10.64(1)        7.70(1)       10.75         (4.11)        (1.59)
                                             ----------      ----------     ----------     ----------    ----------    ----------
   Total from investment operations                6.71           11.24           7.86          11.15         (3.80)        (1.14)
                                             ----------      ----------     ----------     ----------    ----------    ----------
Less distributions:
   Dividends from net investment income           (1.61)          (0.78)         (0.32)         (0.39)        (0.61)        (0.68)
   Distributions from realized gains              (3.88)             --             --          (0.04)        (0.19)        (2.16)
                                             ----------      ----------     ----------     ----------    ----------    ----------
   Total distributions                            (5.49)          (0.78)         (0.32)         (0.43)        (0.80)        (2.84)
                                             ----------      ----------     ----------     ----------    ----------    ----------
Net asset value, end of period                   $59.84          $58.62         $48.16         $40.62        $29.90        $34.50
                                             ==========      ==========     ==========     ==========    ==========    ==========
Total return                                      12.24%(2)       23.55%         19.48%         37.76%       (11.40%)       (3.01%)
Ratios/Supplemental Data:
   Net assets, end of period (in thousands)  $8,570,123      $6,369,236     $3,797,964     $3,018,013    $2,198,110    $2,408,642
   Ratio of expenses to average net assets         1.07%(3)        1.10%          1.12%          1.11%         1.07%         1.07%
   Ratio of net investment income to
      average net assets                           1.26%(3)        0.77%          0.34%          1.23%         0.90%         1.31%
   Portfolio turnover rate                            1%(2)          16%             8%            11%           19%           16%

(1)  Includes redemption fees of less than $0.01 per share.
(2)  Not annualized.
(3)  Annualized.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                     | 14 |
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                AT APRIL 30, 2006
                                   (UNAUDITED)

                        PRINCIPAL                                                                          VALUE        % OF
                        AMOUNT ($)      ISSUES                                                           (NOTE 1)    NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
BANK DEBT - 0.01%
Technology                4,942,604     Insilco Technologies Bank Debt (a) (b) (d) *                  $    272,932       0.01%
                                                                                                      ------------
                                        TOTAL BANK DEBT
                                        (Cost $0)                                                          272,932
                                                                                                      ------------
                             SHARES
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.33%
Financial Insurance         133,783     ACA Capital Holdings, Inc. Series B Convertible (a) (b)          8,333,333       0.33%
                                                                                                      ------------
                                        TOTAL PREFERRED STOCK
                                        (Cost $8,333,333)                                                8,333,333
                                                                                                      ------------
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 62.24%
Aerospace & Defense         564,104     Herley Industries, Inc. (a)                                     11,947,723       0.48%
                                                                                                      ------------
Agricultural Chemicals    1,151,700     Agrium, Inc. (Canada)                                           29,736,894       1.19%
                                                                                                      ------------
Annuities & Mutual Fund     134,170     Westwood Holdings Group, Inc.                                    2,636,440       0.11%
Management & Sales                                                                                    ------------

Auto Parts                  949,700     American Axle & Manufacturing Holdings, Inc.                    16,724,217
                          1,072,100     Superior Industries International, Inc.                         20,176,922
                                                                                                      ------------
                                                                                                        36,901,139       1.48%
                                                                                                      ------------
Banking                     370,945     Investors Bancorp, Inc. (a)                                      5,182,102
                            347,609     Kearny Financial Corp.                                           4,790,052
                          1,259,961     NewAlliance Bancshares, Inc.                                    18,193,837
                            125,379     Rockville Financial, Inc. (a)                                    1,796,681
                            275,636     Wauwatosa Holdings, Inc. (a)                                     3,710,061
                                                                                                      ------------
                                                                                                        33,672,733       1.35%
                                                                                                      ------------
Cable Television          1,416,700     CommScope, Inc. (a)                                             46,821,935       1.88%
Equipment                                                                                             ------------

Computer Peripherals        327,900     Lexmark International, Inc. Class A (a)                         15,968,730       0.64%
                                                                                                      ------------
Consumer Products           917,420     JAKKS Pacific, Inc. (a)                                         20,797,911
                          1,020,968     K-Swiss, Inc. Class A                                           29,281,362
                          1,661,050     Leapfrog Enterprises, Inc. (a)                                  17,441,025
                            901,300     Russ Berrie & Co., Inc.                                         11,942,225
                                                                                                      ------------
                                                                                                        79,462,523       3.19%
                                                                                                      ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                     | 15 |
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2006
                                   (UNAUDITED)

                                                                                                           VALUE        % OF
                             SHARES     ISSUES                                                           (NOTE 1)    NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Electronics Components      585,400     American Power Conversion Corp.                              $  13,019,296
                            582,108     Bel Fuse, Inc. Class B (c)                                      19,291,059
                            474,237     Electronics for Imaging, Inc. (a)                               13,022,548
                            749,350     Ingram Micro, Inc. Class A (a)                                  13,780,547
                            568,100     Park Electrochemical Corp.                                      17,594,057
                                                                                                     -------------
                                                                                                        76,707,507       3.08%
                                                                                                     -------------
Energy/Coal                 948,600     Fording Canadian Coal Trust (Canada)                            34,861,050       1.40%
                                                                                                     -------------
Energy Services           1,016,900     Maverick Tube Corp. (a)                                         55,339,698
                            487,400     Precision Drilling Trust (Canada)                               17,322,196
                            408,300     Tidewater, Inc.                                                 23,779,392
                            203,636     Weatherford International, Ltd. (a)                             10,778,453
                            502,200     Willbros Group, Inc. (a) (Panama)                               11,098,620
                                                                                                     -------------
                                                                                                       118,318,359       4.75%
                                                                                                     -------------
Forest Products & Paper   2,388,450     Canfor Corp. (a) (Canada)                                       31,403,081
                            498,000     Deltic Timber Corp.                                             28,744,560
                          2,612,600     TimberWest Forest Corp. (Canada)                                32,948,133
                                                                                                     -------------
                                                                                                        93,095,774       3.74%
                                                                                                     -------------
Healthcare Services         678,431     Cross Country Healthcare, Inc. (a)                              12,293,170
                            567,962     PAREXEL International Corp. (a)                                 16,760,559
                            323,230     Pharmaceutical Product Development, Inc.                        11,594,260
                                                                                                     -------------
                                                                                                        40,647,989       1.63%
                                                                                                     -------------
Holding Companies         1,401,525     Brookfield Asset Management, Inc. (Canada)                      58,583,745
                          1,706,400     IDT Corp. Class B (a)                                           18,941,040
                            425,843     IDT Corp. Class C (a)                                            4,662,981
                          3,111,000     JZ Equity Partners PLC (United Kingdom)                         10,438,455
                            322,650     Leucadia National Corp.                                         19,600,987
                                                                                                     -------------
                                                                                                       112,227,208       4.51%
                                                                                                     -------------
Home Furnishings            418,036     Stanley Furniture Co., Inc.                                     11,324,595       0.45%
                                                                                                     -------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                     | 16 |
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2006
                                   (UNAUDITED)

                                                                                                           VALUE        % OF
                             SHARES     ISSUES                                                           (NOTE 1)    NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Industrial Equipment        416,300     Alamo Group, Inc.                                            $   8,875,516
                            853,900     Bandag, Inc. (c)                                                34,258,468
                            410,700     Lindsay Manufacturing Co.                                       10,678,200
                            609,100     Trinity Industries, Inc.                                        38,677,850
                                                                                                     -------------
                                                                                                        92,490,034       3.71%
                                                                                                     -------------
Insurance & Reinsurance     322,900     Arch Capital Group, Ltd. (a) (Bermuda)                          19,616,175
                             59,974     E-L Financial Corp., Ltd. (Canada)                              31,916,757
                             65,000     Helicon RE Holdings, Ltd. (a) (b) (Bermuda)                      6,711,250
                            135,000     Montpelier RE Holdings, Ltd. (Bermuda)                           2,180,250
                             42,500     Olympus RE Holdings, Ltd. (a) (b) (Bermuda)                        277,950
                            400,000     Sompo Japan Insurance, Inc. (Japan)                              5,796,338
                                                                                                     -------------
                                                                                                        66,498,720       2.67%
                                                                                                     -------------
Life Insurance              179,000     FBL Financial Group, Inc. Class A                                6,023,350
                            110,239     National Western Life Insurance Co. Class A                     25,575,448
                            589,400     The Phoenix Companies, Inc.                                      8,952,986
                                                                                                     -------------
                                                                                                        40,551,784       1.63%
                                                                                                     -------------
Manufactured Housing        217,200     Skyline Corp.                                                    8,483,832       0.34%
                                                                                                     -------------
Oil & Gas                   535,800     CNX Gas Corp. (144a) (a)                                        15,270,300
                          1,449,000     Comstock Resources, Inc. (a)                                    45,034,920
                            811,447     Pogo Producing Co.                                              40,320,801
                            800,000     Rosetta Resources, Inc. (a)                                     16,104,000
                          1,027,600     St. Mary Land and Exploration Co.                               43,323,616
                          1,161,577     Whiting Petroleum Co. (a)                                       49,076,628
                                                                                                     -------------
                                                                                                       209,130,265       8.40%
                                                                                                     -------------
Real Estate                 283,624     Alexander & Baldwin, Inc.                                       14,144,329
                            279,531     Alico, Inc.                                                     14,032,456
                            139,000     Avatar Holdings, Inc. (a)                                        8,488,730
                            749,200     Forest City Enterprises, Inc. Class A                           33,818,888
                            100,200     Jones Lang LaSalle, Inc.                                         8,492,952
                            404,644     Origen Financial, Inc.                                           2,452,143
                            701,600     The St. Joe Co.                                                 39,401,856

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                     | 17 |
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2006
                                   (UNAUDITED)

                                                                                                           VALUE        % OF
                             SHARES     ISSUES                                                           (NOTE 1)    NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Real Estate (continued)
                            322,646     Tejon Ranch Co. (a)                                         $   14,561,014
                            211,300     Trammell Crow Co. (a)                                            8,225,909
                            468,149     Vail Resorts, Inc. (a)                                          17,602,402
                                                                                                    --------------
                                                                                                       161,220,679          6.47%
                                                                                                    --------------
Retail                       74,900     The Buckle, Inc.                                                 3,201,975
                          1,538,866     Haverty Furniture Companies, Inc. (c)                           23,236,877
                            313,770     Sears Holding Corp. (a)                                         45,085,611
                                                                                                    --------------
                                                                                                        71,524,463       2.87%
                                                                                                    --------------
Semiconductor               280,700     Coherent, Inc. (a)                                              10,388,707
Equipment Manufacturers   1,159,662     Credence Systems Corp. (a)                                       8,222,004
& Related                   944,150     Electro Scientific Industries, Inc. (a)                         18,911,325
                          1,050,999     GSI Group, Inc. (a)                                             10,520,500
                                                                                                    --------------
                                                                                                        48,042,536       1.93%
                                                                                                    --------------
Software                  3,889,552     Borland Software Corp. (a) (c)                                  19,836,715
                          1,777,506     Magma Automation Design, Inc. (a) (c)                           13,473,495
                            379,700     Sybase, Inc. (a)                                                 8,266,069
                          1,022,736     Synopsys, Inc. (a)                                              22,326,327
                                                                                                    --------------
                                                                                                        63,902,606       2.57%
                                                                                                    --------------
Telecommunications          471,000     Comverse Technology, Inc. (a)                                   10,668,150
Equipment                 3,347,073     Sycamore Networks, Inc. (a)                                     15,731,243
                          1,114,396     Tellabs, Inc. (a)                                               17,663,177
                                                                                                    --------------
                                                                                                        44,062,570       1.77%
                                                                                                    --------------
                                        TOTAL COMMON STOCKS
                                        (Cost $1,006,476,548)                                        1,550,238,088
                                                                                                    --------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                     | 18 |
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2006
                                   (UNAUDITED)

                                                                                                           VALUE        % OF
                          CONTRACTS     ISSUES                                                           (NOTE 1)    NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
OPTIONS - 0.03%
Retail                        1,467     Sears Holding Corp., Put Strike $120, expires 01/20/07 (e)  $      701,226       0.03%
                                                                                                    --------------
                                        TOTAL OPTIONS
                                        (Cost $2,501,873)                                                  701,226
                                                                                                    --------------
                        PRINCIPAL
                         AMOUNT ($)
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 38.10%
Fannie Mae Discount Note 25,000,000     Fannie Mae Discount Note 5.03%+, due 07/26/06                   24,707,950       0.99%
                                                                                                    --------------
Repurchase Agreement     67,042,515     Bear Stearns 4.70%, dated 04/28/06, due 05/01/06 (f)            67,042,515       2.69%
                                                                                                    --------------
U.S. Treasury Bills      50,000,000     U.S. Treasury Bill 4.57%+, due 05/25/06                         49,850,569
                        180,000,000     U.S. Treasury Bill 4.60%+, due 06/01/06                        179,287,590
                         50,000,000     U.S. Treasury Bill 4.64%+, due 06/15/06                         49,707,046
                         50,000,000     U.S. Treasury Bill 4.63%+, due 06/22/06                         49,673,034
                         75,000,000     U.S. Treasury Bill 4.39%+, due 07/06/06                         74,372,475
                        245,000,000     U.S. Treasury Bill 4.48%+, due 07/20/06                        242,507,370
                        140,000,000     U.S. Treasury Bill 4.65%+, due 07/27/06                        138,448,240
                         50,000,000     U.S. Treasury Bill 4.95%+, due 10/19/06                         48,893,200
                         25,000,000     U.S. Treasury Bill 4.93%+, due 10/26/06                         24,422,725
                                                                                                    --------------
                                                                                                       857,162,249      34.42%
                                                                                                    --------------
                                        TOTAL SHORT TERM INVESTMENTS
                                        (Cost $949,113,602)                                            948,912,714
                                                                                                    --------------
                                        TOTAL INVESTMENT PORTFOLIO - 100.71%
                                        (Cost $1,966,425,356)                                        2,508,458,293
                                                                                                    --------------
                        CONTRACTS
------------------------------------------------------------------------------------------------------------------------------------
WRITTEN OPTIONS - (0.07%)
Retail                      (1,467)     Sears Holding Corp., Call Strike $155, expires 01/20/07 (e)    (1,841,085)     (0.07%)
                                                                                                    --------------
                                        TOTAL WRITTEN OPTIONS
                                        (Premium received $2,514,738)                                  (1,841,085)
                                                                                                    --------------
                                        LIABILITIES IN EXCESS OF
                                        OTHER ASSETS - (0.64%)                                        (15,982,496)
                                                                                                    --------------
                                        NET ASSETS - 100.00%                                        $2,490,634,712
                                        (Applicable to 95,193,035                                   ==============
                                        shares outstanding)

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                     | 19 |
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2006
                                   (UNAUDITED)
Notes:
(a)Non-income producing securities.
(b)Restricted / fair valued securities:

                                                          Carrying Value
               Security                                      Per Unit           Acquisition Date      Acquisition Cost^
               --------                                   --------------      -------------------     -----------------
    ACA Capital Holdings, Inc. Series B Convertible Pfd.      $ 62.29              9/30/2004             $8,333,333
    Helicon RE Holdings, Ltd.                                  103.25         1/4/2006 & 1/6/2006         6,500,000
    Insilco Technologies Bank Debt                               5.52              9/18/2002                     --
    Olympus RE Holdings, Ltd.                                    6.54             12/20/2001              4,250,001
    ^   Acquisition Cost has been adjusted for return of capital.

    (c) Affiliated issuers-as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).

    (d) Cost has been reduced to $0 due to distributions received.

    (e) Call and Put options relate to common stock position.

    (f) Repurchase agreement collateralized by:

            U.S. Treasury Strips, par value $33,126,000 matures 08/15/11, value $25,626,605.

            U.S. Treasury Strips, par value $81,505,000 matures 05/15/18, value $43,360,660.

    *   Issue in default.

    +   Annualized yield at date of purchase.

    Country Concentration

                       % of
                    Net Assets
                    ----------
    United States      88.88%
    Canada              9.51
    Bermuda             1.16
    Panama              0.44
    United Kingdom      0.42
    Japan               0.23
                     -------
    Total             100.64%
                     =======

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                     | 20 |
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2006
                                   (UNAUDITED)


THE SUMMARY OF THE FUND'S INVESTMENTS AS OF APRIL 30, 2006 IS AS FOLLOWS:
(UNAUDITED)

[The following represents a bar graph in the printed document:]

                                                                 % OF
                                                       SECTOR    NET ASSETS
                                                       ------    ----------
                                          Aerospace & Defense    0.48
                                       Agricultural Chemicals    1.19
                   Annuities & Mutual Fund Management & Sales    0.11
                                                   Auto Parts    1.48
                                                      Banking    1.35
                                   Cable Television Equipment    1.88
                                         Computer Peripherals    0.64
                                          Consumer Products19    3.19
                                      Electronics Components8    3.08
                                              Energy Services    4.75
                                                  Energy/Coal    1.4
                                          Financial Insurance    0.33
                                      Forest Products & Paper    3.74
                                          Healthcare Services    1.63
                                            Holding Companies    4.51
                                             Home Furnishings    0.45
                                         Industrial Equipment    3.71
                                      Insurance & Reinsurance    2.67
                                               Life Insurance    1.63
                                         Manufactured Housing    0.34
                                                    Oil & Gas    8.4
                                                  Real Estate    6.47
                                                       Retail    2.83
              Semiconductor Equipment Manufacturers & Related    1.93
                                                     Software    2.57
                                                   Technology    0.01
                                 Telecommunications Equipment    1.77
                                     Cash & Equivalents (Net)   37.46

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                     | 21 |
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2006
                                   (UNAUDITED)

ASSETS:
Investments at value (Notes 1 and 4):
   Unaffiliated issuers (identified cost of $1,858,960,555)       $2,398,361,679
   Affiliated issuers (identified cost of $107,464,801)              110,096,614
                                                                  --------------
      Total investments (identified cost of $1,966,425,356)        2,508,458,293
Receivable for fund shares sold                                        2,793,228
Dividends and interest receivable                                        563,124
Other assets                                                              45,854
                                                                  --------------
      Total assets                                                 2,511,860,499
                                                                  --------------
LIABILITIES:
Payable for securities purchased                                      13,329,806
Payable for fund shares redeemed                                       3,588,737
Payable to investment adviser                                          1,844,898
Written options, at value (premium received $2,514,738)                1,841,085
Accounts payable and accrued expenses                                    413,351
Payable for other shareholder servicing fees (Note 3)                    207,910
Commitments (Note 6)                                                          --
                                                                  --------------
      Total liabilities                                               21,225,787
                                                                  --------------
      Net assets                                                  $2,490,634,712
                                                                  ==============
SUMMARY OF NET ASSETS:
Capital stock, unlimited shares authorized, $0.001 par value,
   95,193,035 shares outstanding                                  $1,920,379,504
Accumulated undistributed net investment income                        7,071,606
Accumulated undistributed net realized gains from
   investment transactions                                            20,476,269
Net unrealized appreciation of investments and translation
   of foreign currency denominated assets and liabilities            542,707,333
                                                                  --------------
      Net assets applicable to capital shares outstanding         $2,490,634,712
                                                                  ==============
Net asset value per share                                                 $26.16
                                                                          ======

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                     | 22 |
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED APRIL 30, 2006
                                   (UNAUDITED)

INVESTMENT INCOME:
   Interest                                                         $17,691,288
   Dividends-unaffiliated issuers (net of foreign withholding tax of $507,361)16,715,535
   Dividends-affiliated issuers (Note 4)                                651,386
   Securities lending income                                            844,135
   Other income                                                           1,241
                                                                   ------------
      Total investment income                                        35,903,585
                                                                   ------------
EXPENSES:
   Investment advisory fees (Note 3)                                  9,972,746
   Other shareholder servicing fees (Note 3)                          1,017,619
   Transfer agent fees                                                  330,601
   Custodian fees                                                       201,910
   Reports to shareholders                                              143,872
   Registration and filing fees                                          89,080
   Trustees' and officers' fees and expenses                             66,151
   Administration fees (Note 3)                                          65,939
   Accounting services                                                   62,876
   Auditing and tax consulting fees                                      39,402
   Legal fees                                                            17,366
   Insurance expenses                                                     9,709
   Miscellaneous expenses                                                23,220
                                                                   ------------
      Total operating expenses                                       12,040,491
                                                                   ------------
      Net investment income                                          23,863,094
                                                                   ------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
   Net realized gain on investments-unaffiliated issuers             20,973,056
   Net realized loss on foreign currency transactions                       (72)
   Net change in unrealized appreciation on investments             175,928,361
   Net change in unrealized appreciation on written options             330,075
   Net change in unrealized appreciation on translation of other
      assets and liabilities denominated in foreign currency                743
                                                                   ------------
   Net realized and unrealized gains on investments                 197,232,163
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $221,095,257
                                                                   ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                     | 23 |
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                              FOR THE
                                                                            SIX MONTHS
                                                                               ENDED         FOR THE YEAR
                                                                          APRIL 30, 2006         ENDED
                                                                            (UNAUDITED)    OCTOBER 31, 2005
                                                                          --------------   ----------------
OPERATIONS:
   Net investment income                                                  $   23,863,094    $   11,302,278
   Net realized gains on investments-unaffiliated issuers                     20,973,056        27,463,959
   Net realized losses on investments-affiliated issuers                              --          (932,459)
   Net realized losses on foreign currency transactions                              (72)           (5,817)
   Net change in unrealized appreciation on investments                      175,928,361       153,225,860
   Net change in unrealized appreciation on written options                      330,075           343,578
   Net change in unrealized appreciation on translation of other
      assets and liabilities denominated in foreign currency                         743                --
                                                                          --------------    --------------
   Net increase in net assets resulting from operations                      221,095,257       191,397,399
                                                                          --------------    --------------

DISTRIBUTIONS:
   Dividends to shareholders from net investment income                      (24,795,495)       (4,593,461)
   Distributions to shareholders from net realized gains on investments      (26,684,523)       (3,770,892)
                                                                          --------------    --------------
   Decrease in net assets from distributions                                 (51,480,018)       (8,364,353)
                                                                          --------------    --------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares                                              560,907,021       950,587,414
   Net asset value of shares issued in reinvestment of
      dividends and distributions                                             48,852,124         8,019,912
   Redemption fees                                                               367,370           683,104
   Cost of shares redeemed                                                  (162,622,794)     (225,752,748)
                                                                          --------------    --------------
   Net increase in net assets resulting from capital
      share transactions                                                     447,503,721       733,537,682
                                                                          --------------    --------------
   Net increase in net assets                                                617,118,960       916,570,728
   Net assets at beginning of period                                       1,873,515,752       956,945,024
                                                                          --------------    --------------
   Net assets at end of period
      (including undistributed net investment income of
      $7,071,606 and $8,004,007, respectively)                            $2,490,634,712    $1,873,515,752
                                                                          ==============    ==============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                     | 24 |
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                              FINANCIAL HIGHLIGHTS



SELECTED DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD) AND RATIOS ARE AS
FOLLOWS:

                                                 FOR THE
                                               SIX MONTHS
                                                  ENDED                            YEARS ENDED OCTOBER 31,
                                             APRIL 30, 2006     ------------------------------------------------------------------
                                              (UNAUDITED)          2005          2004          2003          2002          2001
                                               ----------       ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period               $24.23           $20.98        $18.02        $12.92        $14.33        $13.86
                                               ----------       ----------    ----------    ----------    ----------    ----------
Income (loss) from investment operations:
   Net investment income                             0.27             0.17          0.05          0.03          0.14          0.14
   Net gain (loss) on securities
      (both realized and unrealized)                 2.28(1)          3.25(2)       3.02(2)       5.21(1)      (1.26)(2)      1.23
                                               ----------       ----------    ----------    ----------    ----------    ----------
   Total from investment operations                  2.55             3.42          3.07          5.24         (1.12)         1.37
                                               ----------       ----------    ----------    ----------    ----------    ----------
Less distributions:
   Dividends from net investment income             (0.30)           (0.09)        (0.03)        (0.14)        (0.12)        (0.21)
   Distributions from realized gains                (0.32)           (0.08)        (0.08)           --         (0.17)        (0.69)
                                                                ----------    ----------    ----------    ----------    ----------
   Total distributions                              (0.62)           (0.17)        (0.11)        (0.14)        (0.29)        (0.90)
                                               ----------       ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                     $26.16           $24.23        $20.98        $18.02        $12.92        $14.33
                                               ==========       ==========    ==========    ==========    ==========    ==========
Total return                                        10.72%(3)        16.36%        17.11%        40.88%        (8.12%)       10.54%
Ratios/Supplemental Data:
   Net assets, end of period (in thousands)    $2,490,635       $1,873,516      $956,945      $541,832      $369,346      $275,666
   Ratio of expenses to average net assets           1.09%(4)         1.13%         1.14%         1.17%         1.17%         1.23%
   Ratio of net investment income to
      average net assets                             2.15%(4)         0.80%         0.28%         0.21%         1.03%         1.16%
   Portfolio turnover rate                              4%(3)           11%           10%           22%           19%           18%

(1)  Includes redemption fees of less than $0.01 per share.
(2)  Includes redemption fees of $0.01 per share.
(3)  Not annualized.
(4)  Annualized.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                     | 25 |
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                AT APRIL 30, 2006
                                   (UNAUDITED)

                  PRINCIPAL                                                                                VALUE        % OF
                  AMOUNT (@) /UNITS     ISSUES                                                           (NOTE 1)    NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE DEBT INSTRUMENTS - 0.83%
Real Estate Operating     6,270,514     FNC Realty Corp., 7.00%, due 07/27/08 (b)                    $  6,270,514
Companies                   400,000     Forest City Enterprises, Inc., $25 par, 7.375%, due 02/01/34   10,060,000
                            (notes)
(Canadian Dollar)         6,666,600     Sterling Centrecorp Inc., 8.50%, due 12/31/09 (b) (Canada)      5,346,159
                                                                                                     ------------
                                                                                                       21,676,673        0.70%
                                                                                                     ------------
Retail                    4,000,000     Pathmark Stores, Inc. 8.75%, due 02/01/12                       3,960,000        0.13%
                                                                                                     ------------
                                        TOTAL CORPORATE DEBT INSTRUMENTS
                                        (Cost $24,723,556)                                             25,636,673
                                                                                                     ------------
                             SHARES
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.30%
Real Estate Investment      125,000     RAIT Investment Trust 7.75%                                     2,993,750
Trusts                      250,000     RAIT Investment Trust 8.375%                                    6,287,500
                                                                                                     ------------
                                                                                                        9,281,250        0.30%
                                                                                                     ------------
                                        TOTAL PREFERRED STOCK
                                        (Cost $9,375,000)                                               9,281,250
                                                                                                     ------------
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS - 89.89%
Diversified Financial       774,000     Guoco Group, Ltd. (Hong Kong) 1                                 9,618,472
Services                     22,223     Imperial Credit Industries, Inc. Warrants, expires 8/08 (a) (b)        --
                            370,756     Investors Bancorp, Inc. (a)                                     5,179,461
                            537,700     PHH Corp. (a)                                                  14,991,076
                                                                                                     ------------
                                                                                                       29,789,009        0.97%
                                                                                                     ------------
Homebuilders                434,690     Avatar Holdings, Inc. (a) (c)                                  26,546,518
                            239,783     Brookfield Homes Corp.                                         11,173,888
                                                                                                     ------------
                                                                                                       37,720,406        1.23%
                                                                                                     ------------
Hotels                    1,879,900     Fairmont Hotels and Resorts, Inc. (Canada)                     84,463,907
                            706,415     Vail Resorts, Inc. (a)                                         26,561,204
                                                                                                     ------------
                                                                                                      111,025,111        3.61%
                                                                                                     ------------
Natural Resources            85,200     Deltic Timber Corp.                                             4,917,744        0.16%
                                                                                                     ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                     | 26 |
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2006
                                   (UNAUDITED)

                                                                                                           VALUE        % OF
                             SHARES     ISSUES                                                           (NOTE 1)    NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Real Estate Investment    2,293,800     Acadia Realty Trust (c)                                     $  51,771,066
Trusts                    3,810,100     American Financial Realty Trust                                43,358,938
                            642,148     American Land Lease, Inc. (c)                                  16,984,815
                          1,190,100     Anthracite Capital, Inc.                                       12,615,060
                          1,348,100     Associated Estates Realty Corp. (c)                            15,624,479
                             70,200     Bedford Property Investors, Inc.                                1,892,592
                          1,640,450     Capital Lease Funding, Inc. (c)                                17,520,006
                          1,000,000     Columbia Equity Trust, Inc. (c)                                16,210,000
                          1,000,000     Crystal River Capital 144a (b) (d)                             25,000,000
                            551,300     First Potomac Realty Trust                                     15,210,367
                          1,501,800     JER Investors Trust, Inc. (c)                                  24,284,106
                            938,200     One Liberty Properties, Inc. (c)                               19,007,932
                          5,841,792     ProLogis                                                      293,374,794
                          2,000,400     PS Business Parks, Inc. (c)                                   103,920,780
                            711,300     RAIT Investment Trust                                          18,408,444
                          1,498,200     Vornado Realty Trust                                          143,287,848
                                                                                                    -------------
                                                                                                      818,471,227       26.60%
                                                                                                    -------------
Real Estate                 650,500     Jones Lang LaSalle, Inc.                                       55,136,380
Management/Brokerage     49,926,000     Midland Realty Holdings, Ltd. (c) (Hong Kong)(1)               28,976,952
                          2,079,950     Trammell Crow Co. (a) (c)                                      80,972,454
                                                                                                    -------------
                                                                                                      165,085,786        5.37%
                                                                                                    -------------
Real Estate Operating         5,000     Atlantic American Realty Capital Advisors, Inc. (a) (b)            56,702
Companies                 4,051,653     British Land Co. PLC (United Kingdom)                          92,798,354
                          6,011,585     Brookfield Asset Management (Canada)                          251,284,232
                          2,743,900     Brookfield Properties Corp. (Canada)                           88,079,190
                            510,000     Consolidated-Tomoka Land Co. (c)                               31,201,800
                          1,856,219     Derwent Valley Holdings PLC (United Kingdom)                   53,346,241
                            966,500     First Capital Realty, Inc. (Canada)                            20,573,946
                          4,028,393     FNC Realty Corp. (a) (b)                                        3,021,295
                          1,256,281     FNC Realty Corp. Warrants, Strike $1.99, expires 5/06 (a) (b)          --
                          6,012,900     Forest City Enterprises, Inc. Class A (c)                     271,422,306
                          1,017,031     Forest City Enterprises, Inc. Class A (b) (c)                  43,613,340

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                     | 27 |
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2006
                                   (UNAUDITED)

                                                                                                           VALUE          % OF
                             SHARES     ISSUES                                                          (NOTE 1)    NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Real Estate Operating
Companies (continued)    21,631,000     Hang Lung Properties, Ltd. (Hong Kong)                     $   43,522,577
                         11,208,000     Henderson Land Development Co., Ltd. (Hong Kong)               65,846,078
                          6,558,000     Hong Kong Land Holdings, Ltd. (Singapore) 1                    25,707,360
                          7,380,400     Killam Properties, Inc. (a) (c) (Canada)                       19,143,294
                          3,283,066     Liberty International PLC (United Kingdom)                     68,309,900
                         12,025,684     Multiplex Group (Australia)                                    27,957,768
                          4,042,175     Quintain Estates & Development PLC (United Kingdom)            45,627,235
                            108,000     Sterling Centrecorp, Inc. (a) (Canada)                             95,631
                            108,000     Sterling Centrecorp, Inc. Warrants,
                                           expires 3/09 (a) (b) (Canada)                                    3,719
                         13,220,000     Tai Cheung Holdings, Ltd. (Hong Kong)(1)                        7,459,727
                            401,039     Tejon Ranch Co. (a)                                            18,098,890
                          4,636,361     The St. Joe Co. (c)                                           260,378,034
                          2,000,000     Thomas Properties Group, Inc. (c)                              26,280,000
                          7,757,487     Unite Group PLC (c) (United Kingdom)                           57,150,603
                          7,000,000     Wharf (Holdings), Ltd. (Hong Kong)                             28,078,367
                          5,615,500     Wheelock & Co., Ltd. (Hong Kong)                               10,429,520
                                                                                                   --------------
                                                                                                    1,559,486,109       50.68%
                                                                                                   --------------
Retail                      272,951     Sears Holding Corp. (a)                                        39,220,329        1.27%
                                                                                                   --------------
                                        TOTAL COMMON STOCKS AND WARRANTS
                                        (Cost $1,833,494,388)                                       2,765,715,721
                                                                                                   --------------
                          CONTRACTS
------------------------------------------------------------------------------------------------------------------------------------
OPTIONS - 0.04%
Retail                        2,443     Sears Holding Corp., Put Strike $120, expires 01/20/07 (e)      1,167,754        0.04%
                                                                                                   --------------
                                        TOTAL OPTIONS
                                        (Cost $4,166,382)                                               1,167,754
                                                                                                   --------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                     | 28 |
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2006
                                   (UNAUDITED)

                        PRINCIPAL                                                                          VALUE        % OF
                        AMOUNT ($)      ISSUES                                                           (NOTE 1)    NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 9.00%
Repurchase Agreement    127,984,508     Bear Stearns 4.70%, dated 04/28/06, due 05/01/06 (f)       $  127,984,508        4.16%
                                                                                                   --------------
U.S. Treasury Bills      40,000,000     U.S. Treasury Bill 4.57%+, due 05/25/06                        39,880,469
                         40,000,000     U.S. Treasury Bill 4.63%+, due 06/22/06 (g)                    39,738,427
                         70,000,000     U.S. Treasury Bill 4.45%+, due 07/20/06                        69,287,820
                                                                                                   --------------
                                                                                                      148,906,716        4.84%
                                                                                                   --------------
                                        TOTAL SHORT TERM INVESTMENTS
                                        (Cost $276,934,970)                                           276,891,224
                                                                                                   --------------
                                        TOTAL INVESTMENT PORTFOLIO - 100.06%
                                        (Cost $2,148,694,296)                                       3,078,692,622
                                                                                                   --------------
                          CONTRACTS
------------------------------------------------------------------------------------------------------------------------------------
WRITTEN OPTIONS - (0.10%)
Retail                      (2,443)     Sears Holding Corp., Call Strike $155, expires 01/20/07 (e)   (3,065,965)      (0.10%)
                                                                                                   --------------
                                        TOTAL WRITTEN OPTIONS
                                        (Premium received $4,187,812)                                 (3,065,965)
                                                                                                   --------------
                                        OTHER ASSETS LESS
                                        LIABILITIES - 0.04%                                             1,338,256
                                                                                                   --------------
                                        NET ASSETS - 100.00%                                       $3,076,964,913
                                        (Applicable to 95,698,723                                  ==============
                                        shares outstanding)

Notes:
(a) Non-income producing securities.
(b) Restricted / fair valued securities:

                                                          Carrying Value
                  Security                                   Per Unit             Acquisition Date         Acquisition Cost
                  --------                                --------------       ----------------------      ----------------
    Atlantic American Realty Capital Advisors, Inc.           $ 11.34                10/22/2004               $   500,000
    Crystal River Capital 144a                                  25.00                 3/9/2005                 25,000,000
    FNC Realty Corp.                                             0.75          5/22/2002 to 7/27/2005           4,003,247
    FNC Realty Corp., 7.00%, due 07/27/08 Convertible Notes    100.00                 7/27/2005                 6,270,514
    FNC Realty Corp. Warrants, Strike $1.99, expires 5/06          --            2/6/2004 & 2/18/2004                  --
    Forest City Enterprises, Inc.                               42.88                 7/21/2005                36,511,413
    Imperial Credit Industries, Inc. Warrants, expires 8/08        --            9/22/2000 & 2/26/2001                 --
    Sterling Centrecorp, Inc., 8.50% due 12/31/2009             80.19          5/11/2004 & 12/16/2004           4,610,226
    Sterling Centrecorp, Inc. Warrants, expires 3/09             0.03                 3/26/2004                        --

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                     | 29 |
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2006
                                   (UNAUDITED)

(c) Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of those issuers).

(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e) Call and Put options relate to common stock position.

(f) Repurchase agreements collateralized by U.S. Treasury Inflation Index Bonds, par value $97,915,000 matures 04/15/32, value $131,683,860.

(g) Segregated for future fund commitments.

@   Denominated in U.S. Dollars unless otherwise noted.

+   Annualized yield at date of purchase.

(1) Incorporated in Bermuda.

Country Concentration

                  % of
               Net Assets
               ----------
United States     66.36%
Canada            15.24
United Kingdom    10.31
Hong Kong          6.30
Australia          0.91
Singapore          0.84
                -------
Total             99.96%
                =======

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                     | 30 |
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2006
                                   (UNAUDITED)

THE SUMMARY OF THE FUND'S INVESTMENTS AS OF APRIL 30, 2006 IS AS FOLLOWS:
(UNAUDITED)

[The following represents a bar graph in the printed document:]

                                                        % OF
                                               SECTOR   NET ASSETS
                                               ------   ----------
                       Diversified Financial Services    0.97
                                         Homebuilders    1.23
                                               Hotels    3.61
                                    Natural Resources    0.16
                        Real Estate Investment Trusts   26.9
                     Real Estate Management/Brokerage    5.37
                      Real Estate Operating Companies   51.39
                                               Retail    1.34
                             Cash & Equivalents (Net)    9.03


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                     | 31 |
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2006
                                   (UNAUDITED)

ASSETS:
Investments at value (Notes 1 and 4):
   Unaffiliated issuers (identified cost of $1,400,323,490)      $1,967,684,137
   Affiliated issuers (identified cost of $748,370,806)           1,111,008,485
                                                                 --------------
      Total investments (identified cost of $2,148,694,296)       3,078,692,622
Receivable for fund shares sold                                       4,360,717
Dividends and interest receivable                                     3,890,496
Other assets                                                             31,855
                                                                 --------------
      Total assets                                                3,086,975,690
                                                                 --------------
LIABILITIES:
Payable for fund shares redeemed                                      3,852,833
Written options, at value (premium received $4,187,812)               3,065,965
Payable to investment adviser                                         2,297,677
Accounts payable and accrued expenses                                   636,070
Payable for other shareholder servicing fees (Note 3)                   158,232
Commitments (Note 6)                                                         --
                                                                 --------------
      Total liabilities                                              10,010,777
                                                                 --------------
      Net assets                                                 $3,076,964,913
                                                                 ==============
SUMMARY OF NET ASSETS:
Capital stock, unlimited shares authorized, $0.001 par value,
   95,698,723 shares outstanding                                 $2,112,899,041
Accumulated distributions in excess of net investment income        (17,437,245)
Accumulated undistributed net realized gains from
   investment transactions                                           50,351,426
Net unrealized appreciation of investments and translation
   of foreign currency denominated assets and liabilities           931,151,691
                                                                 --------------
      Net assets applicable to capital shares outstanding        $3,076,964,913
                                                                 ==============
Net asset value per share                                                $32.15
                                                                         ======

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                     | 32 |
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED APRIL 30, 2006
                                   (UNAUDITED)
INVESTMENT INCOME:
   Interest                                                          $8,358,501
   Dividends-unaffiliated issuers (net of
      foreign withholding tax of $517,781)                            9,858,442
   Dividends-affiliated issuers (Note 4)                              6,689,011
   Other income                                                           1,542
                                                                   ------------
      Total investment income                                        24,907,496
                                                                   ------------
EXPENSES:
   Investment advisory fees (Note 3)                                 13,438,140
   Other shareholder servicing fees (Note 3)                          1,399,034
   Transfer agent fees                                                  545,454
   Custodian fees                                                       308,018
   Reports to shareholders                                              264,210
   Administration fees (Note 3)                                          88,950
   Registration and filing fees                                          82,535
   Legal fees                                                            78,808
   Accounting fees                                                       78,163
   Trustees' and officers' fees and expenses                             65,244
   Auditing and tax consulting fees                                      51,087
   Insurance expenses                                                    15,651
   Miscellaneous expenses                                                39,871
                                                                   ------------
      Total operating expenses                                       16,455,165
                                                                   ------------
      Net investment income                                           8,452,331
                                                                   ------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
   Net realized gain on investments-unaffiliated issuers             50,305,608
   Net realized loss on investments-affiliated issuers               (1,707,025)
   Net realized loss on foreign currency transactions                    (6,603)
   Net change in unrealized appreciation on investments             355,718,649
   Net change in unrealized appreciation on written options             549,675
   Net change in unrealized appreciation on translation of other
      assets and liabilities denominated in foreign currency             26,717
                                                                   ------------
      Net realized and unrealized gains on investments              404,887,021
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $413,339,352
                                                                   ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                     | 33 |
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                              FOR THE
                                                                            SIX MONTHS
                                                                               ENDED        FOR THE YEAR
                                                                          APRIL 30, 2006        ENDED
                                                                            (UNAUDITED)    OCTOBER 31, 2005
                                                                          --------------   ----------------
OPERATIONS:
   Net investment income                                                  $    8,452,331    $   28,497,596
   Net realized gains (losses) on investments-unaffiliated issuers            50,305,608        (8,833,291)
   Net realized gains (losses) on investments-affiliated issuers              (1,707,025)      109,313,060
   Net realized losses on foreign currency transactions                           (6,603)         (183,545)
   Net change in unrealized appreciation on investments                      355,718,649       225,762,412
   Net change in unrealized appreciation on written options                      549,675           572,172
   Net change in unrealized appreciation (depreciation) on translation
      of other assets and liabilities denominated in foreign currency             26,717              (391)
                                                                          --------------    --------------
   Net increase in net assets resulting from operations                      413,339,352       355,128,013
                                                                          --------------    --------------
DISTRIBUTIONS:
   Dividends to shareholders from net investment income                      (42,842,565)      (13,294,170)
   Distributions to shareholders from net realized gains on investments      (99,226,293)      (19,008,238)
                                                                          --------------    --------------
   Decrease in net assets from distributions                                (142,068,858)      (32,302,408)
                                                                          --------------    --------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares                                              226,796,134     1,319,818,604
   Net asset value of shares issued in reinvestment of
      dividends and distributions                                            135,438,213        30,790,893
   Redemption fees                                                               656,639         1,579,792
   Cost of shares redeemed                                                  (430,965,916)     (494,539,350)
                                                                          --------------    --------------
   Net increase (decrease) in net assets resulting from capital
      share transactions                                                     (68,074,930)      857,649,939
                                                                          --------------    --------------
   Net increase in net assets                                                203,195,564     1,180,475,544
   Net assets at beginning of period                                       2,873,769,349     1,693,293,805
                                                                          --------------    --------------
   Net assets at end of period
      (including undistributed net investment income of
      $0 and $16,952,989, respectively)                                   $3,076,964,913    $2,873,769,349
                                                                          ==============    ==============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                     | 34 |
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                              FINANCIAL HIGHLIGHTS


SELECTED DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD) AND RATIOS ARE AS
FOLLOWS:

                                                FOR THE
                                              SIX MONTHS
                                                 ENDED                               YEARS ENDED OCTOBER 31,
                                            APRIL 30, 2006     ------------------------------------------------------------------
                                              (UNAUDITED)         2005          2004          2003          2002          2001
                                               ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period               $29.41          $25.47        $20.17        $15.73        $15.04        $13.64
                                               ----------      ----------    ----------    ----------    ----------    ----------
Income from investment operations:
   Net investment income                             0.09            0.33          0.06          0.46          0.06          0.11
   Net gain on securities (both realized
      and unrealized)                                4.12(1)         4.05(2)       5.77(2)       4.46(2)       1.02(3)       1.85(2)
                                               ----------      ----------    ----------    ----------    ----------    ----------
   Total from investment operations                  4.21            4.38          5.83          4.92          1.08          1.96
                                               ----------      ----------    ----------    ----------    ----------    ----------
Less distributions:
   Dividends from net investment income             (0.44)          (0.18)        (0.45)        (0.18)        (0.19)        (0.27)
   Distributions from realized gains                (1.03)          (0.26)        (0.08)        (0.30)        (0.20)        (0.29)
                                                               ----------    ----------    ----------    ----------    ----------
   Total distributions                              (1.47)          (0.44)        (0.53)        (0.48)        (0.39)        (0.56)
                                               ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                     $32.15          $29.41        $25.47        $20.17        $15.73        $15.04
                                               ==========      ==========    ==========    ==========    ==========    ==========
Total return                                        14.81%(4)       17.36%        29.47%        32.15%         7.17%        14.91%
Ratios/Supplemental Data:
   Net assets, end of period (in thousands)    $3,076,965      $2,873,769    $1,693,294      $646,979      $331,997       $97,236
   Ratio of expenses to average net assets
       Before expense reimbursement/recovery         1.10%(5)        1.14%         1.15%         1.19%         1.22%         1.66%
       After expense reimbursement/recovery           N/A             N/A           N/A           N/A          1.41%         1.50%
   Ratio of net investment income to average
       net assets
   Before expense reimbursement/recovery             0.57%(5)        1.15%         0.47%         3.27%         0.92%         2.07%
   After expense reimbursement/recovery               N/A             N/A           N/A           N/A          0.73%         2.23%
   Portfolio turnover rate                              4%(4)          13%            8%           11%           21%           20%

(1)  Includes redemption fees of $0.01 per share.
(2)  Includes redemption fees of $0.02 per share.
(3)  Includes redemption fees of $0.03 per share.
(4)  Not annualized.
(5)  Annualized.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                     | 35 |
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                AT APRIL 30, 2006
                                   (UNAUDITED)

                                                                                                          VALUE         % OF
                             SHARES     ISSUES                                                           (NOTE 1)    NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 68.69%
Advertising               1,001,500     Asatsu-DK, Inc. (Japan)                                    $    35,182,014         1.42%
                                                                                                   ---------------
Agriculture               2,412,598     ABB Grain, Ltd. (Australia)                                     13,930,600
                            300,400     Agrium, Inc. (Canada)                                            7,756,328
                            226,952     Cresud SACIFYA ADR (Argentina)                                   3,942,156
                         10,559,300     Saskatchewan Wheat Pool (a) (c) (Canada)                        70,077,372
                            444,406     United International Enterprises, Ltd. (c) (Denmark)(1)         33,818,851
                                                                                                   ---------------
                                                                                                       129,525,307         5.25%
                                                                                                   ---------------
Building & Construction      82,342     Imerys S.A. (France)                                             7,074,448
Products/Services        13,696,300     Nippon Sheet and Glass Co., Ltd. (Japan)                        81,312,948
                                                                                                   ---------------
                                                                                                        88,387,396         3.58%
                                                                                                   ---------------
Computer Software           599,800     Fujitsu Business Systems, Ltd. (Japan)                          10,904,018         0.44%
                                                                                                   ---------------
Corporate Services       22,522,784     Boardroom, Ltd. (c) (Singapore)                                  7,194,640         0.29%
                                                                                                   ---------------
Diversified Operations      211,824     Hal Trust (Netherlands)(2)                                      16,314,916
                          5,368,200     Hutchison Whampoa, Ltd. (Hong Kong)                             52,689,825
                            175,000     Investor AB Class A (Sweden)                                     3,436,222
                         13,098,000     Overseas Union Enterprise, Ltd. (c) (Singapore)                 76,637,675
                                                                                                   ---------------
                                                                                                       149,078,638         6.04%
                                                                                                   ---------------
Electronics               1,332,300     Futaba Corp. (Japan)                                            36,038,150
                          2,615,800     Nichicon Corp. (Japan)                                          32,506,538

                         16,216,000     WBL Corp., Ltd. (c) (Singapore)                                 69,237,776
                                                                                                   ---------------
                                                                                                       137,782,464         5.58%
                                                                                                   ---------------
Energy/Coal                 522,700     Westshore Terminals Income Fund (Canada)                         5,072,488         0.21%
                                                                                                   ---------------
Energy/Services             943,200     Farstad Shipping ASA (Norway)                                   16,331,441
                            235,356     Compagnie Generale de Geophyisque SA (a) (France)               38,036,314
                                                                                                   ---------------
                                                                                                        54,367,755         2.20%
                                                                                                   ---------------
Engineering/Construction    865,800     Aker Kvaerner ASA (a) (Norway)                                  84,260,040
                          1,400,300     Chudenko Corp. (Japan)                                          24,841,751
                          4,138,100     Subsea 7, Inc. (a) (Norway)                                     71,147,505
                            875,000     Tokyo Energy & Systems, Inc. (Japan)                             8,414,570
                                                                                                   ---------------
                                                                                                       188,663,866         7.64%
                                                                                                   ---------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                     | 36 |
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2006
                                   (UNAUDITED)

                                                                                                          VALUE         % OF
                             SHARES     ISSUES                                                           (NOTE 1)    NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Food & Beverage          48,728,000     Vitasoy International Holdings, Ltd. (Hong Kong)           $    17,126,101         0.69%
                                                                                                   ---------------
Forest Products & Paper   4,420,700     Canfor Corp. (a) (Canada)                                       58,122,884
                         23,376,200     Catalyst Paper Corp. (a) (c) (Canada)                           67,532,871
                         44,893,185     Rubicon, Ltd. (a) (c) (New Zealand)                             26,377,391
                                                                                                   ---------------
                                                                                                       152,033,146         6.16%
                                                                                                   ---------------
Holding Companies           150,452     Compagnie Nationale a Portefeuille (Belgium)                    56,696,624
                          5,041,400     Guoco Group, Ltd. (Hong Kong) 2                                 62,649,309
                            414,000     JZ Equity Partners PLC (United Kingdom)                          1,389,110
                             71,000     Pargesa Holding AG (Switzerland)                                 7,213,353
                                                                                                   ---------------
                                                                                                       127,948,396         5.18%
                                                                                                   ---------------
IT Services                 121,590     Cap Gemini SA (a) (France)                                       6,507,176         0.26%
                                                                                                   ---------------
Insurance                   124,876     Blue Ocean Reinsurance, Ltd. (a) (b) (Bermuda)                  12,362,686
                         23,194,246     BRIT Insurance Holdings PLC (United Kingdom)                    40,604,100
                              4,291     E-L Financial Corp., Ltd. (Canada)                               2,283,570
                                140     Millea Holdings, Inc. (Japan)                                    2,791,024
                            285,000     Sompo Japan Insurance, Inc. (Japan)                              4,129,891
                                                                                                   ---------------
                                                                                                        62,171,271         2.52%
                                                                                                   ---------------
Metals & Mining           3,042,732     Dundee Precious Metals, Inc. Class A (a) (c) (Canada)           38,372,632
                         10,041,439     Zinifex Ltd. (Australia)                                        78,960,081
                                                                                                   ---------------
                                                                                                       117,332,713         4.75%
                                                                                                   ---------------
Other Financial             250,000     Banco Latinoamericano de Exportaciones, S.A. (Panama)            4,210,000
                            351,700     Oslo Bors Holding ASA (b) (c) (Norway)                          26,241,160
                                                                                                   ---------------
                                                                                                        30,451,160         1.23%
                                                                                                   ---------------
Real Estate             103,467,023     Bil International, Ltd. (c) (Singapore)                         97,517,784
                         21,374,000     Liu Chong Hing Investment, Ltd. (c) (Hong Kong)                 26,051,397
                                                                                                   ---------------
                                                                                                       123,569,181         5.01%
                                                                                                   ---------------
Securities Brokerage     78,517,800     Asia Plus Securities Public Co., Ltd. (Thailand)                10,293,301
                          1,748,600     Capital Nomura Securities Public Co., Ltd. (Thailand)            2,073,347
                         38,126,960     Hotung Investment Holdings, Ltd. (a) (Singapore)                 5,528,409

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                     | 37 |
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2006
                                   (UNAUDITED)

                                                                                                          VALUE         % OF
                             SHARES     ISSUES                                                           (NOTE 1)    NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Securities
Brokerage (continued)       652,300     Ichiyoshi Securities Co., Ltd. (Japan)                       $  11,944,368
                         52,125,500     KGI Securities Public Co., Ltd. (Thailand)                       3,444,477
                         12,860,000     UOB-Kay Hian Holdings, Ltd. (Singapore)                         11,063,065
                                                                                                   ---------------
                                                                                                        44,346,967         1.80%
                                                                                                   ---------------
Telecommunications        9,326,646     Netia S.A. (Poland)                                             17,165,233
                         19,290,032     Telecom Corp. of New Zealand, Ltd. (New Zealand)                70,591,298
                                                                                                   ---------------
                                                                                                        87,756,531         3.55%
                                                                                                   ---------------
Transportation           30,576,950     Chuan Hup Holdings, Ltd. (Singapore)                             6,576,104
                          1,938,700     Golar LNG, Ltd. (a) (Norway)                                    27,672,355
                          4,405,000     Seino Holdings Co., Ltd. (Japan)                                47,738,726
                         18,671,113     Toll NZ, Ltd. (a) (c) (New Zealand)                             38,754,056
                                                                                                   ---------------
                                                                                                       120,741,241         4.89%
                                                                                                   ---------------
                                        TOTAL COMMON STOCKS
                                        (Cost $1,195,480,273)                                        1,696,142,469
                                                                                                   ---------------
                        PRINCIPAL
                         AMOUNT (@)
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 29.10%
Foreign Government
Obligations              71,000,000     Canadian Treasury Bill, 3.23%+, due 09/07/06                    62,580,081
(Canadian Dollar)        68,000,000     Canadian Treasury Bill, 4.11%+, due 10/19/06                    59,650,606
                                                                                                   ---------------
                                                                                                       122,230,687         4.95%
                                                                                                   ---------------
Repurchase Agreement     60,603,088     Bear Stearns 4.70%, dated 04/28/06, due 05/01/06 (d)            60,603,088         2.46%
                                                                                                   ---------------
U.S. Treasury Bills     155,000,000     U.S. Treasury Bill 4.58%+, due 05/25/06                        154,529,791
                         75,000,000     U.S. Treasury Bill 4.63%+, due 06/22/06                         74,509,552
                        150,000,000     U.S. Treasury Bill 4.45%+, due 07/20/06                        148,473,900
                        120,000,000     U.S. Treasury Bill 4.70%+, due 07/27/06                        118,669,920
                         40,000,000     U.S. Treasury Bill 4.70%+, due 08/17/06                         39,441,960
                                                                                                   ---------------
                                                                                                       535,625,123        21.69%
                                                                                                   ---------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                     | 38 |
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2006
                                   (UNAUDITED)

                                                                                                          VALUE
                                                                                                         (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
                                        TOTAL SHORT TERM INVESTMENTS
                                        (Cost $714,860,910)                                         $  718,458,898
                                                                                                    --------------
                                        TOTAL INVESTMENT PORTFOLIO - 97.79%
                                        (Cost $1,910,341,183)                                        2,414,601,367

                                        OTHER ASSETS LESS
                                        LIABILITIES - 2.21%                                             54,484,855
                                                                                                    --------------
                                        NET ASSETS - 100.00%                                        $2,469,086,222
                                        (Applicable to 102,999,977                                  ==============
                                        shares outstanding)

Notes:
(a) Non-income producing securities.
(b) Restricted / fair valued securities:

                             Carrying Value                          Acquisition
          Security              Per Unit        Acquisition Date         Cost
          --------           --------------  ----------------------  -----------
Blue Ocean Reinsurance, Ltd.     $99.00      12/30/2005 to 2/9/2006  $12,500,000
Oslo Bors Holding ASA             74.61      6/6/2003 to 11/17/2004   10,768,824

(c) Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of those issuers).

(d) Repurchase agreement collateralized by:

        U.S. Treasury Strips, par value $84,950,000, matures 02/15/21, value $38,630,163.

        U.S. Treasury Strips, par value $59,400,000, matures 08/15/23, value $23,731,488.

ADR: American Depository Receipt.

@   Denominated in U.S. dollars unless otherwise noted.

+   Annualized yield at date of purchase.

(1) Incorporated in Bermuda.

(2) Incorporated in Bahamas.


Country Concentration

                    % of                                 % of
                 Net Assets                           Net Assets
                 ----------                           ----------
United States #     24.14%             United Kingdom     1.70%
Canada              15.04              Denmark            1.37
Japan               11.98              Poland             0.70
Singapore           11.09              Netherlands        0.66
Norway               9.14              Thailand           0.64
Hong Kong            6.42              Bermuda            0.50
New Zealand          5.50              Switzerland        0.29
Australia            3.76              Panama             0.17
Belgium              2.30              Argentina          0.16
France               2.09              Sweden             0.14
                                                       -------
                                       Total             97.79%
                                                       =======

# Comprised of cash equivalents.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                     | 39 |
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2006
                                   (UNAUDITED)


THE SUMMARY OF THE FUND'S INVESTMENTS AS OF APRIL 30, 2006 IS AS FOLLOWS:
(UNAUDITED)

[The following represents a bar graph in the printed document:]

                                                             % OF
                                                    SECTOR   NET ASSETS
                                                    ------   ----------
                                               Advertising    1.42
                                               Agriculture    5.25
                 Building & Construction Products/Services    3.58
                                         Computer Software    0.44
                                        Corporate Services    0.29
                                    Diversified Operations    6.04
                                               Electronics    5.58
                                               Energy/Coal    0.21
                                          Energy/Services0    2.2
                                 Engineering/Construction4    7.64
                                           Food & Beverage    0.69
                                   Forest Products & Paper    6.16
                                           Holding Company    5.18
                                               IT Services    0.26
                                                 Insurance    2.52
                                           Metals & Mining    4.75
                                           Other Financial    1.23
                                               Real Estate    5.01
                                      Securities Brokerage    1.8
                                        Telecommunications    3.55
                                            Transportation    4.89
                                  Cash & Equivalents (Net)   31.31


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                     | 40 |
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2006
                                   (UNAUDITED)

ASSETS:
Investments at value (Notes 1 and 4):
   Unaffiliated issuers (identified cost of $1,467,088,598)       $1,836,787,762
   Affiliated issuers (identified cost of $443,252,585)              577,813,605
                                                                  --------------
      Total investments (identified cost of $1,910,341,183)        2,414,601,367
Receivable for maturities                                             50,000,000
Dividends and interest receivable                                     28,050,556
Receivable for fund shares sold                                        3,996,562
Receivable for fund securities sold                                      237,408
Receivable for foreign tax reclaim                                       129,776
Other assets                                                              45,843
                                                                  --------------
      Total assets                                                 2,497,061,512
                                                                  --------------
LIABILITIES:
Payable for securities purchased                                      23,039,114
Payable to investment adviser                                          2,490,626
Payable for fund shares redeemed                                       1,713,093
Accounts payable and accrued expenses                                    453,419
Payable for other shareholder servicing fees (Note 3)                    279,038
Commitments (Note 6)                                                          --
                                                                  --------------
      Total liabilities                                               27,975,290
                                                                  --------------
      Net assets                                                  $2,469,086,222
                                                                  ==============
SUMMARY OF NET ASSETS:
Capital stock, unlimited shares authorized, $0.001 par value,
    102,999,977 shares outstanding                                $1,875,939,330
Accumulated undistributed net investment income                        9,951,834
Accumulated undistributed net realized gains from
   investment transactions                                            78,570,655
Net unrealized appreciation of investments and translation
   of foreign currency denominated assets and liabilities            504,624,403
                                                                  --------------
      Net assets applicable to capital shares outstanding         $2,469,086,222
                                                                  ==============

Net asset value per share                                                 $23.97
                                                                          ======

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                     | 41 |
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED APRIL 30, 2006
                                   (UNAUDITED)

INVESTMENT INCOME:
   Interest                                                        $ 15,155,693
   Dividends-unaffiliated issuers
      (net of foreign withholding tax of $754,960)                   21,433,307
   Dividends-affiliated issuers (Note 4)                             26,221,233
                                                                   ------------
   Total investment income                                           62,810,233
                                                                   ------------
EXPENSES:
   Investment advisory fees (Note 3)                                 13,499,291
   Other shareholder servicing fees (Note 3)                          1,141,631
   Custodian fees                                                       439,244
   Transfer agent fees                                                  286,826
   Reports to shareholders                                              125,903
   Registration fees                                                    112,300
   Administration fees (Note 3)                                          66,006
   Accounting fees                                                       64,064
   Trustees' and officers' fees and expenses                             47,245
   Auditing and tax consulting fees                                      45,524
   Insurance expense                                                     10,153
   Legal fees                                                             9,176
   Miscellaneous expenses                                                19,996
                                                                   ------------
   Total operating expenses                                          15,867,359
                                                                   ------------
   Net investment income                                             46,942,874
                                                                   ------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
   Net realized gain on investments-unaffiliated issuers             79,702,957
   Net realized loss on foreign currency transactions                (1,126,132)
   Net change in unrealized appreciation on investments             283,058,875
   Net change in unrealized appreciation on translation of other
      assets and liabilities denominated in foreign currency            380,766
                                                                   ------------
         Net realized and unrealized gains on investments           362,016,466
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $408,959,340
                                                                   ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                     | 42 |
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                              FOR THE
                                                                            SIX MONTHS
                                                                               ENDED          FOR THE YEAR
                                                                          APRIL 30, 2006          ENDED
                                                                            (UNAUDITED)     OCTOBER 31, 2005
                                                                          --------------    ----------------
OPERATIONS:
   Net investment income                                                  $   46,942,874     $   14,824,605
   Net realized gains on investments-unaffiliated issuers                     79,702,957         10,045,456
   Net realized losses on investments-affiliated issuers                              --            (67,979)
   Net realized losses on foreign currency transactions                       (1,126,132)           (96,671)
   Net change in unrealized appreciation on investments                      283,058,875        149,415,276
   Net change in unrealized appreciation (depreciation) on translation
      of other assets and liabilities denominated in foreign currency            380,766            (22,262)
                                                                          --------------     --------------
   Net increase in net assets resulting from operations                      408,959,340        174,098,425
                                                                          --------------     --------------

DISTRIBUTIONS:
   Dividends to shareholders from net investment income                      (43,828,100)        (7,718,158)
   Distributions to shareholders from net realized gains on investments       (9,495,161)                --
                                                                          --------------     --------------
   Decrease in net assets from distributions                                 (53,323,261)        (7,718,158)
                                                                          --------------     --------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares                                              266,255,907      1,447,524,618
   Net asset value of shares issued in reinvestment of
      dividends and distributions                                             48,449,074          7,143,225
   Redemption fees                                                             1,053,975          1,253,134
   Cost of shares redeemed                                                  (137,268,272)      (124,702,347)
                                                                          --------------     --------------
   Net increase in net assets resulting from capital
      share transactions                                                     178,490,684      1,331,218,630
                                                                          --------------     --------------
   Net increase in net assets                                                534,126,763      1,497,598,897
   Net assets at beginning of period                                       1,934,959,459        437,360,562
                                                                          --------------     --------------
   Net assets at end of period
      (including undistributed net investment income of
      $9,951,834 and $6,837,060, respectively)                            $2,469,086,222     $1,934,959,459
                                                                          ==============     ==============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                     | 43 |
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                              FINANCIAL HIGHLIGHTS


SELECTED DATA (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD) AND RATIOS ARE AS
FOLLOWS:

                                                         FOR THE
                                                       SIX MONTHS         FOR THE         FOR THE        FOR THE        FOR THE
                                                          ENDED         YEAR ENDED      YEAR ENDED     YEAR ENDED    PERIOD ENDED
                                                     APRIL 30, 2006     OCTOBER 31,     OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                                       (UNAUDITED)         2005            2004           2003           2002*
                                                     --------------     ----------      ----------     ----------    ------------
Net asset value, beginning of period                      $20.40            $17.17         $13.49          $9.73         $10.00
                                                      ----------        ----------       --------       --------       --------
Income (loss) from Investment Operations:
   Net investment income                                    0.48              0.30           0.25           0.08           0.02
   Net gain (loss) on securities
      (both realized and unrealized)                        3.65(1)           3.15(2)        3.73(2)        3.76(2)       (0.29)(1)
                                                      ----------        ----------       --------       --------       --------
   Total from Investment Operations                         4.13              3.45           3.98           3.84          (0.27)
                                                      ----------        ----------       --------       --------       --------
Less distributions:
   Dividends from net investment income                    (0.46)            (0.22)         (0.30)         (0.08)            --
   Distributions from realized gains                       (0.10)               --             --             --             --
                                                      ----------        ----------       --------       --------       --------

   Total distributions                                     (0.56)            (0.22)         (0.30)         (0.08)            --
                                                      ----------        ----------       --------       --------       --------
Net asset value, end of period                            $23.97            $20.40         $17.17         $13.49          $9.73
                                                      ==========        ==========       ========       ========       ========
Total return                                               20.63%(3)         20.24%         29.95%         39.84%         (2.70%)(3)
Ratios/Supplemental Data:
   Net assets, end of period (in thousands)           $2,469,086        $1,934,959       $437,361        $97,285        $23,036
   Ratio of expenses to average net assets
      Before expense reimbursement/recovery                 1.47%(4)          1.52%          1.58%          2.21%          4.30%(4)
      After expense reimbursement/recovery                   N/A              1.53%          1.75%          1.75%          1.75%(4)
   Ratio of net investment income (loss) to
      average net assets

      Before expense reimbursement/recovery                 4.35%(4)          1.19%          0.75%          0.06%         (2.20%)(4)
      After expense reimbursement/recovery                   N/A              1.18%          0.58%          0.52%         (0.34%)(4)
   Portfolio turnover rate                                    14%(3)             3%            11%             4%             0%(3)

(1)  Includes redemption fees of $0.01 per share.
(2)  Includes redemption fees of $0.02 per share.
(3)  Not annualized.
(4)  Annualized.
 *   The Fund commenced investment operations on December 31, 2001.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                     | 44 |
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2006
                                   (UNAUDITED)


1.  SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION:

Third Avenue Trust (the "Trust") is an open-end, non-diversified management investment company organized as a Delaware business trust pursuant to a Trust Instrument dated October 31, 1996. The Trust currently consists of four, non-diversified (within the meaning of Section 5(b)(2) of the Investment Company
Act), separate investment series: Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund and Third Avenue International Value Fund (each a "Fund" and, collectively, the "Funds"). Third Avenue Management LLC (the "Adviser") provides investment advisory services to each of the Funds in the Trust. The Funds seek to achieve their investment objectives of long-term capital appreciation by adhering to a strict value discipline when selecting securities. While the Funds pursue a capital appreciation objective, each Fund has a distinct investment approach.

Third Avenue Value Fund seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies without significant liabilities in comparison to their liquid resources) at a discount to what the Adviser believes is their intrinsic value. The Fund also seeks to acquire senior securities, such as preferred stocks, and debt instruments (including high-yield securities) that the Adviser believes are undervalued.

Third Avenue Small-Cap Value Fund seeks to achieve its objective by acquiring equity securities, including common stocks and convertible securities, of well-financed small companies at a discount to what the Adviser believes is their intrinsic value. Under normal circumstances, the Fund expects to invest at least 80% of its assets in equity securities (which may include both common and preferred stocks, and convertible securities) of companies that are considered small. The Fund considers a "small company" to be one whose market capitalization is no greater than nor less than the range of capitalizations of companies in the Russell 2000 Index or the S&P Small Cap 600 Index at the time of investment.

Third Avenue Real Estate Value Fund, under normal circumstances, seeks to achieve its objective by investing at least 80% of its assets in a securities of real estate and real estate-related companies, or in companies which own significant real estate at the time of investment ("real estate companies"). These securities will primarily be equity securities (which may include both common and preferred stocks, and convertible securities) of well-financed real estate companies. The Fund seeks to acquire these securities at a discount to what the Adviser believes is their intrinsic value. The Fund may also invest a portion of its assets in debt securities (which may include high-yield and mortgage-backed securities) in real estate companies or loans secured by real estate that the Adviser believes have above average yield potential.

Third Avenue International Value Fund seeks to achieve its objective by primarily acquiring equity securities, including common stocks and convertible securities, of well-financed companies located outside of the United States.
While the Fund may invest in companies located anywhere in the world, it currently expects that most of its assets will be invested in the more developed countries, and under normal circumstances, at least 80% of its assets will be invested in securities of issuers located outside of the United States at the time of investment.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                     | 45 |
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2006
                                   (UNAUDITED)


Because of the Funds' disciplined and deliberate investing approach, there may be times when the Funds will have significant cash positions. A substantial cash position can impact Fund performance in certain market conditions, and may make it more difficult for a Fund to achieve its investment objective.

ACCOUNTING POLICIES:

The  policies  described  below are  followed  consistently  by the Funds in the
preparation  of  their  financial   statements  in  conformity  with  accounting
principles generally accepted in the United States of America.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

SECURITY VALUATION:

Generally, the Funds' investments are valued at market value. Securities traded on a principal stock exchange or the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") are valued at the last quoted sales price, the NASDAQ official close price or, in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked price. In accordance with procedures approved by the Trust's Board of Trustees, the Funds may adjust the prices of securities traded in foreign markets, as appropriate, to reflect the fair value as of the time the Funds' net asset values are calculated. Temporary cash investments are valued at cost, plus accrued interest, which approximates market. Short-term debt securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices. Short-term debt securities with 60 days or less to maturity are amortized to maturity based on their cost.

The Funds may invest up to 15% of their total net assets in securities which are not readily marketable, including those which are restricted as to disposition under applicable securities laws ("restricted securities"). Restricted securities and other securities and assets for which market quotations are not readily available are valued at "fair value", as determined in good faith by the Funds' Valuation Committee as authorized by the Board of Trustees of the Funds, under procedures established by the Board of Trustees. At April 30, 2006, such securities had a total fair value of $407,938,951 or 4.76% of net assets of Third Avenue Value Fund, $15,595,465 or 0.63% of net assets of Third Avenue Small-Cap Value Fund, $83,311,729 or 2.71% of net assets of Third Avenue Real Estate Value Fund and $38,603,846 or 1.56% of net assets of Third Avenue International Value Fund. Among the factors considered by the Valuation
Committee in determining fair value are the type of security, trading in unrestricted securities of the same issuer, the financial condition of the issuer, the Fund's cost at the date of purchase, the percentage of the Fund's beneficial ownership of the issuer's common stock and debt securities, the operating results of the issuer, the discount from market value of any similar unrestricted securities of the issuer at the time of purchase and liquidation values of the issuer. The fair values determined in accordance with these procedures may differ significantly from the amounts which would be realized upon disposi-

--------------------------------------------------------------------------------
                                     | 46 |
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2006
                                   (UNAUDITED)


tion of the securities. Restricted securities often have costs associated with subsequent registration. The restricted securities currently held by the Funds are not expected to incur any material future registration costs.

SECURITY TRANSACTIONS AND INVESTMENT INCOME:

Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date and interest income, including, where applicable, amortization of premium and accretion of discount on investments, is accrued daily, except when collection is not expected. Payments received from certain investments held by the Funds may be comprised of dividends, capital gains and return of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer. Realized gains and losses from securities transactions are reported on an identified cost basis.

FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS:

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

     o  INVESTMENTS   AND  ASSETS  AND   LIABILITIES   DENOMINATED   IN  FOREIGN
        CURRENCIES: At the prevailing rates of exchange on the valuation date.

     o INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: At the prevailing rates of exchange on the date of such transactions.

The net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of equity securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investments.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

--------------------------------------------------------------------------------
                                     | 47 |
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


================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2006
                                   (UNAUDITED)


Pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

OPTION CONTRACTS:

An option  contact  gives the buyer the right,  but not the  obligation,  to buy
(call) or sell (put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of securities acquired through the exercise of a call options is increased by the premiums paid. The proceeds from securities sold through the exercise of purchased put options are decreased by the premiums paid. Investments in options contracts require the Funds to fair value or mark-to market option contracts on a daily basis, which reflects the change in the market value of the contracts at the close of each day's trading. The cost of options that expire unexercised are treated by the Funds, on expiration date, as realized losses on investments.

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds, on the expiration date, as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds as writer of an option bear the market risk of an unfavorable change in the price of the security underlying the written option.

LOANS OF PORTFOLIO SECURITIES:

The Funds may loan securities to certain brokers, with the Funds' custodian acting as lending agent. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds earn interest on such collateral and earn income in the form of negotiated lenders' fees, both of which are included in securities lending income in the Statement of Operations. Securities loaned are required to be secured at all times by collateral at least equal to the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to changes in the value of collateral or the loaned securities. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank, or securities issued or guaranteed by the U.S. government having a value at all times not less than 100% of the value of securities loaned.

--------------------------------------------------------------------------------
                                     | 48 |
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


================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2006
                                   (UNAUDITED)


For the six months ended April 30, 2006, Third Avenue Small-Cap Value Fund had securities lending income of $844,135, which is included in the accompanying Statement of Operations.

REPURCHASE AGREEMENTS:

The Funds may invest excess cash in repurchase agreements whereby the Funds purchase securities, which serve as collateral, with an agreement to resell such collateral at the maturity date of the repurchase agreement. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreement. Provisions in the agreements require that the market value of the collateral is at least equal to the repurchase value in the event of default. In the event of default, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income paid to shareholders and distributions from realized gains on sales of securities paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax law and regulations which may differ from accounting principles generally accepted in the United States of America. The Funds tax basis net income and capital gains and losses are determined only at the end of each fiscal year.

FEDERAL INCOME TAXES:

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. Therefore, no Federal income tax provision is required.

EXPENSE ALLOCATION:

Expenses attributable to a specific Fund are charged to that Fund. Expenses attributable to the Trust are generally allocated using the ratio of each Fund's net assets relative to the total net assets of the Trust. Certain expenses are shared with Third Avenue Variable Series Trust, an affiliated fund group. Such costs are allocated using the ratio of the Funds' net assets relative to the total net assets of Third Avenue Variable Series Trust.

TRUSTEES' AND OFFICERS' FEES:

The Trust does not pay any fees to its officers for their services as such, except for the Chief Compliance Officer, which for the six months ended April 30, 2006, the Trust paid $67,489. The Trust does pay, together with its affiliate Third Avenue Variable Series Trust, Trustees who are not affiliated with the Investment Adviser a fee of $4,000 for each meeting of the Board of Trustees that they attend, in addition to reimbursing all Trustees for travel and incidental expenses incurred by them in connection with their attendance at meetings. If a special meeting is required, Trustees will each receive $2,000. The Trust , together with Third Avenue Variable Series Trust, also pays non-interested Trustees an annual stipend of $44,000. The Trustees on the Audit Committee each receive $1,500 for each audit committee meeting and

--------------------------------------------------------------------------------
                                     | 49 |
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


================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2006
                                   (UNAUDITED)


the audit committee chairman receives and annual retainer of $2,000. As of April 30, 2006 the Funds had the following Trustees fees payable, $4,972 Third Avenue Value Fund, $3,029 Third Avenue Small-Cap Value Fund, $1,629 Third Avenue Real Estate Value Fund and $971 Third Avenue International Value Fund, included in Accounts payable and Accrued expenses on the Statement of Assets and Liabilities.

2.  SECURITIES TRANSACTIONS

PURCHASES AND SALES/CONVERSIONS:

The aggregate cost of purchases and aggregate proceeds from sales and conversions of investments, excluding short-term investments, from unaffiliated and affiliated issuers (as defined in the Investment Company Act of 1940, as amended, as ownership of 5% or more of the outstanding common stock of the issuer) for the six months ended April 30, 2006 were as follows:

                                                 PURCHASES         SALES
                                               ------------    ------------
     Third Avenue Value Fund:
        Affiliated                             $  2,976,446    $         --
        Unaffiliated                            767,979,476      73,000,487
     Third Avenue Small-Cap Value Fund:
        Affiliated                               36,706,869              --
        Unaffiliated                            199,462,498      58,709,558
     Third Avenue Real Estate Value Fund:
        Affiliated                               15,689,565      54,737,702
        Unaffiliated                             98,460,791      71,964,803
     Third Avenue International Value Fund:
        Affiliated                              181,918,815              --
        Unaffiliated                            252,331,492     194,743,031

--------------------------------------------------------------------------------
                                     | 50 |
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


================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2006
                                   (UNAUDITED)


 Written options transactions during the period are summarized as follows:

                                           THIRD AVENUE SMALL-CAP VALUE FUND
                                                 NUMBER OF     PREMIUMS
                                                 CONTRACTS     RECEIVED
        --------------------------------------------------------------------
        Options outstanding at
           October 31, 2005                        1,467      $2,514,738
        --------------------------------------------------------------------
        Options written                               --              --
        Options terminated in
           closing purchase transactions              --              --
        Options exercised                             --              --
        --------------------------------------------------------------------
        Options outstanding at
           April 30, 2006                          1,467      $2,514,738
        --------------------------------------------------------------------



                                          THIRD AVENUE REAL ESTATE VALUE FUND
                                                 NUMBER OF     PREMIUMS
                                                 CONTRACTS     RECEIVED
        --------------------------------------------------------------------
        Options outstanding at
           October 31, 2005                        2,443      $4,187,812
        --------------------------------------------------------------------
        Options written                               --              --
        Options terminated in
           closing purchase transactions              --              --
        Options exercised                             --              --
        --------------------------------------------------------------------
        Options outstanding at
           April 30, 2006                          2,443      $4,187,812
        --------------------------------------------------------------------

--------------------------------------------------------------------------------
                                     | 51 |
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


================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2006
                                   (UNAUDITED)


3.  INVESTMENT ADVISORY SERVICES, ADMINISTRATION AND SERVICE FEE AGREEMENTS

Each Fund has an Investment Advisory Agreement with the Adviser for investment advice and certain management functions. The terms of the Investment Advisory Agreement provide for a monthly fee of 1/12 of 0.90% (an annual fee of 0.90%) of the total average daily net assets of Third Avenue Value Fund, Third Avenue Small-Cap Value Fund and Third Avenue Real Estate Value Fund, and 1/12 of 1.25% (an annual fee of 1.25%) of the total average daily net assets of Third Avenue International Value Fund. Additionally, under the terms of the Investment Advisory Agreements, the Adviser pays certain expenses on behalf of the Funds which are reimbursable by the Funds, including service fees due to third parties, the compensation expense for the Funds' Chief Compliance Officer and other miscellaneous expenses. At April 30, 2006, Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund and Third Avenue International Value Fund had amounts payable to the Adviser of $771,706, $253,411, $346,411 and $216,509, respectively, for reimbursement of expenses paid by the Adviser. Under current arrangements for Third Avenue Value Fund and Third Avenue Small-Cap Value Fund, whenever, in any fiscal year, the Fund's normal operating expenses, including the investment advisory fee, but excluding brokerage commissions and interest and taxes, exceeds 1.90% of the first $100 million of the Funds average daily net assets, and 1.50% of average daily net assets in excess of $100 million, the Adviser is obligated to reimburse the Fund in an amount equal to that excess. Whenever, in any fiscal year, Third Avenue Real Estate Value Fund's normal operating expenses, including the investment advisory fee, but excluding brokerage commissions and taxes, exceeds 1.50% of the Fund's average daily net assets, the Adviser is obligated to reimburse the Fund in an amount equal to that excess. Under current arrangements for Third Avenue International Value Fund, whenever, in any fiscal year, the Fund's normal operating expenses including the investment advisory fee, but excluding brokerage commissions and taxes exceed 1.75% of the Fund's average daily net assets, the Adviser is obligated to reimburse Third Avenue International Value Fund in an amount equal to the excess. Such waived and reimbursed expenses may be paid to the Adviser during the following three-year period to the extent that the payment of such expenses would not cause the Funds to exceed the preceding limitations. No expense reimbursement was required for the six months ended April 30, 2006.

The Trust has entered into an Administration Agreement with the Adviser pursuant to which the Adviser, as administrator, is responsible for providing various administrative services to the Trust. The Adviser has in turn entered into a Sub-Administration Agreement with PFPC Inc. pursuant to which PFPC Inc. provides certain of these administrative services on behalf of the Adviser. The Adviser earns a fee from the Trust equal to $174,590 plus 50% of the difference between
(i) $191,022 plus .01% of the Fund's average net assets in excess of $1 billion and (ii) $174,590. The Adviser pays PFPC Inc. a sub-administration fee for sub-administration services provided to the Trust equal to $180,775.

--------------------------------------------------------------------------------
                                     | 52 |
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


================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2006
                                   (UNAUDITED)


Both the Trust and the Adviser have entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries and have agreed to compensate the intermediaries for providing those services. Certain of those services would be provided by the Funds if the shares of each customer were registered directly with the Funds' transfer agent. Accordingly, the Adviser has agreed to pay and the Funds to reimburse a portion of the intermediary fees pursuant to provisions adopted by the Board of Trustees. Each Fund pays a portion of the intermediary fees attributable to shares of the Fund not exceeding the estimated expense the Fund would have paid its transfer agent had each customer's shares been registered directly with the transfer agent instead of held through the intermediary accounts. The Adviser pays the remainder of the fees. The fees incurred by the Funds are reflected as other shareholder servicing fees in the Statements of Operations. For the six months ended April 30, 2006, such fees amounted to $3,380,971 for Third Avenue Value Fund, $1,017,619 for Third Avenue Small-Cap Value Fund, $1,399,034 for Third Avenue Real Estate Value Fund and $1,141,631 for Third Avenue International Value Fund.

4.  RELATED PARTY TRANSACTIONS

BROKERAGE COMMISSIONS:

M.J. Whitman, LLC, a registered broker-dealer, operates under common control with the Adviser. For the six months ended April 30, 2006, the Funds incurred brokerage commissions, paid to related parties as follows:

   FUND                                              M.J. WHITMAN LLC
   ----                                              ----------------
   Third Avenue Value Fund                              $1,294,650
   Third Avenue Small-Cap Value Fund                       425,892
   Third Avenue Real Estate Value Fund                     117,359
   Third Avenue International Value Fund                   800,535

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                                     | 53 |
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


================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2006
                                   (UNAUDITED)


INVESTMENT IN AFFILIATES:

A summary of the Funds' transactions in securities of affiliated issuers for the six months ended April 30, 2006 is set forth below:

THIRD AVENUE VALUE FUND

                                        SHARES HELD                                  SHARES HELD      VALUE AT      DIVIDEND INCOME
                                        AT OCT. 31,       SHARES       SHARES        AT APRIL 30,     APRIL 30,     NOV. 1, 2005 -
NAME OF ISSUER:                            2005         PURCHASED       SOLD             2006           2006         APR. 30, 2006
---------------                         -----------     ---------    ----------      -----------    ------------    ---------------
ACA Capital Holdings, Inc.                  118,812            --            --         118,812     $  4,625,093       $       --
ACA Capital Holdings, Inc.
  Convertible Pfd.                              259            --            --             259       14,715,824               --
ACA Capital Holdings, Inc.
  Senior Convertible Pfd.                       103            20(1)         --             123        5,881,449               --
ACA Capital Holdings, Inc. Series B
  Senior Convertible Pfd.                   133,783            --            --         133,783        8,333,333               --
ACMAT Corp. Class A                         200,678            --            --         200,678        3,536,950               --
Alamo Group, Inc.                           594,300            --            --         594,300       12,670,476           71,316
AVX Corp.                                 9,046,200            --            --       9,046,200      161,022,360          678,465
Carver Bancorp, Inc.                        218,500            --            --         218,500        3,889,300           34,960
CGA Group, Ltd., Series C                 6,045,667            --            --       6,045,667               --               --
Covanta Holding Corp.                     8,816,889            --            --       8,816,889      147,065,709               --
Gouverneur Bancorp, Inc.                         --       142,200            --         142,200        1,898,370           21,330
Liu Chong Hing Bank, Ltd.                25,257,600       869,850            --      26,127,450       58,635,372        1,414,543
Tejon Ranch Co.                           3,420,106            --            --       3,420,106      154,349,384               --
Trammell Crow Co.                         2,150,000            --            --       2,150,000       83,699,500               --
                                                                                                    ------------       ----------
       Total Affiliates                                                                             $660,323,120       $2,220,614
                                                                                                    ============       ==========

(1) Increase due to PIK dividend.

THIRD AVENUE SMALL-CAP VALUE FUND

                                        SHARES HELD                                  SHARES HELD      VALUE AT      DIVIDEND INCOME
                                        AT OCT. 31,       SHARES       SHARES        AT APRIL 30,     APRIL 30,     NOV. 1, 2005 -
NAME OF ISSUER:                            2005         PURCHASED       SOLD             2006           2006         APR. 30, 2006
---------------                         -----------     ---------    ----------      -----------    ------------    ---------------
Bandag, Inc.                                527,300       326,600            --         853,900     $ 34,258,468       $  433,557
Bel Fuse, Inc. Class B                      505,701        76,407            --         582,108       19,291,059           52,648
Borland Software Corp.                    2,456,898     1,432,654            --       3,889,552       19,836,715               --
Haverty Furniture Companies, Inc.         1,058,780       480,086            --       1,538,866       23,236,877          165,181
Magma Design Automation, Inc.             1,121,223       656,283            --       1,777,506       13,473,495               --
                                                                                                    ------------       ----------
       Total Affiliates                                                                             $110,096,614       $  651,386
                                                                                                    ============       ==========

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                                     | 54 |
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


================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2006
                                   (UNAUDITED)


THIRD AVENUE REAL ESTATE VALUE FUND

                                        SHARES HELD                                  SHARES HELD      VALUE AT      DIVIDEND INCOME
                                        AT OCT. 31,       SHARES       SHARES        AT APRIL 30,     APRIL 30,     NOV. 1, 2005 -
NAME OF ISSUER:                            2005         PURCHASED       SOLD             2006           2006         APR. 30, 2006
---------------                         -----------     ---------    ----------      -----------   --------------   ---------------
Acadia Realty Trust                       2,293,800            --            --       2,293,800    $   51,771,066     $   807,526
Affordable Residential Communities, Inc.  2,636,600            --     2,636,600              --                --              --
American Land Lease, Inc.                   642,148            --            --         642,148        16,984,815          59,399
Associated Estates Realty Corp.           1,400,000            --        51,900       1,348,100        15,624,479              --
Avatar Holdings, Inc.                       434,690            --            --         434,690        26,546,518              --
Capital Lease Funding, Inc.               1,640,450            --            --       1,640,450        17,520,006          23,316
Columbia Equity Trust, Inc.               1,000,000            --            --       1,000,000        16,210,000         290,000
Consolidated-Tomoka Land Co.                510,000            --            --         510,000        31,201,800          81,600
CRIIMI Mae Inc.                           1,415,719            --     1,415,719              --                --              --
Forest City Enterprises, Inc. Class A     7,029,931            --            --       7,029,931       315,035,646         843,592
JER Investors Trust, Inc.                 1,444,800        57,000            --       1,501,800        24,284,106         991,188
Killam Properties, Inc.                   7,380,400            --            --       7,380,400        19,143,294              --
Midland Realty (Holdings), Ltd.          49,926,000            --            --      49,926,000        28,976,952         102,979
One Liberty Properties, Inc.                938,200            --            --         938,200        19,007,932         474,166
PS Business Parks, Inc.                   2,000,400            --            --       2,000,400       103,920,780       1,104,762
The St. Joe Co.                           4,386,361       250,000            --       4,636,361       260,378,034       1,443,636
Thomas Properties Group, Inc.             2,000,000            --            --       2,000,000        26,280,000         240,000
Trammell Crow Co.                         2,079,950            --            --       2,079,950        80,972,454              --
Unite Group PLC                           7,757,487            --            --       7,757,487        57,150,603         226,847
                                                                                                   --------------     -----------
       Total Affiliates                                                                            $1,111,008,485     $ 6,689,011
                                                                                                   ==============     ===========

THIRD AVENUE INTERNATIONAL VALUE FUND

                                        SHARES HELD                                  SHARES HELD      VALUE AT      DIVIDEND INCOME
                                        AT OCT. 31,       SHARES       SHARES        AT APRIL 30,     APRIL 30,     NOV. 1, 2005 -
NAME OF ISSUER:                            2005         PURCHASED       SOLD             2006           2006         APR. 30, 2006
---------------                         -----------     ---------    ----------      -----------   --------------   ---------------
Bil International, Ltd.                 103,120,903       346,120            --     103,467,023    $   97,517,784     $ 2,121,455
Boardroom, Ltd.                          21,416,784     1,106,000            --      22,522,784         7,194,640         138,657
Catalyst Paper Corp.                             --    23,376,200            --      23,376,200        67,532,871              --
Dundee Precious Metals, Inc. Class A      2,003,032     1,039,700            --       3,042,732        38,372,632              --
Liu Chong Hing Investment, Ltd.          20,290,000     1,084,000            --      21,374,000        26,051,397         330,626
Oslo Bors Holding ASA                       351,700            --            --         351,700        26,241,160              --
Overseas Union Enterprise                 8,247,000     4,851,000            --      13,098,000        76,637,675      22,414,359
Rubicon, Ltd.                            44,893,185            --            --      44,893,185        26,377,391              --
Saskatchewan Wheat Pool                          --    10,559,300            --      10,559,300        70,077,372              --
Toll NZ, Ltd.                            18,671,113            --            --      18,671,113        38,754,056              --
United International Enterprises, Ltd.      398,506        45,900            --         444,406        33,818,851              --
WBL Corp., Ltd.                          12,506,000     3,710,000            --      16,216,000        69,237,776       1,216,136
                                                                                                   --------------     -----------
       Total Affiliates                                                                            $  577,813,605     $26,221,233
                                                                                                   ==============     ===========

--------------------------------------------------------------------------------
                                     | 55 |
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


================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2006
                                   (UNAUDITED)


Certain employees of the Adviser serve as members of the Board of Directors of Companies in which the Funds have investments. For the six months ended April 30, 2006 the Funds received the following fees, $26,399 Third Avenue Value Fund, $1,241 Third Avenue Small-Cap Value Fund and $1,542 Third Avenue Real Estate Value Fund, which are included in Other income on the accompanying Statement of Operations.

5.  CAPITAL SHARE TRANSACTIONS

Each Fund is authorized to issue an unlimited number of shares of beneficial interest with $0.001 par value.

Transactions in capital stock were as follows:

                                                 THIRD AVENUE                           THIRD AVENUE
                                                  VALUE FUND                        SMALL-CAP VALUE FUND
                                      -----------------------------------    -----------------------------------
                                           FOR THE            FOR THE             FOR THE            FOR THE
                                      SIX MONTHS ENDED      YEAR ENDED       SIX MONTHS ENDED      YEAR ENDED
                                       APRIL 30, 2006    OCTOBER 31, 2005     APRIL 30, 2006    OCTOBER 31, 2005
                                      ----------------   ----------------    ----------------   ----------------
Increase (decrease) in Fund shares:
Shares outstanding at beginning
   of period                             108,658,702         78,864,234          77,319,265        45,620,087
                                         -----------        -----------          ----------        ----------

   Shares sold                            34,931,376         43,546,667          22,307,598        41,086,641
   Shares reinvested from dividends
      and distributions                   10,828,094          1,181,564           1,984,284           355,335
   Shares redeemed                       (11,199,854)       (14,933,763)         (6,418,112)       (9,742,798)
                                         -----------        -----------          ----------        ----------
 Net increase in Fund shares              34,559,616         29,794,468          17,873,770        31,699,178
                                         -----------        -----------          ----------        ----------
Shares outstanding at end of period      143,218,318        108,658,702          95,193,035        77,319,265
                                         ===========        ===========          ==========        ==========

--------------------------------------------------------------------------------
                                     | 56 |
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2006
                                   (UNAUDITED)

                                                 THIRD AVENUE                            THIRD AVENUE
                                            REAL ESTATE VALUE FUND                 INTERNATIONAL VALUE FUND
                                      -----------------------------------    -----------------------------------
                                           FOR THE            FOR THE             FOR THE            FOR THE
                                      SIX MONTHS ENDED      YEAR ENDED       SIX MONTHS ENDED      YEAR ENDED
                                       APRIL 30, 2006    OCTOBER 31, 2005     APRIL 30, 2006    OCTOBER 31, 2005
                                      ----------------   ----------------    ----------------   ----------------
Increase (decrease) in Fund shares:
Shares outstanding at beginning
   of period                              97,702,927         66,482,129          94,865,602        25,477,108
                                         -----------        -----------          ----------        ----------

   Shares sold                             7,376,071         47,530,658          12,105,379        75,348,006
   Shares reinvested from dividends
      and distributions                    4,617,657          1,144,864           2,312,693           391,438
   Shares redeemed                       (13,997,932)       (17,454,724)         (6,283,697)       (6,350,950)
                                         -----------        -----------          ----------        ----------
Net increase (decrease) in Fund shares    (2,004,204)        31,220,798           8,134,375        69,388,494
                                         -----------        -----------          ----------        ----------
Shares outstanding at end of period       95,698,723         97,702,927         102,999,977        94,865,602
                                         ===========        ===========          ==========        ==========

Third Avenue Value Fund charges a redemption fee of 1% for shares held 60 days or less. Third Avenue Small-Cap Value Fund and Third Avenue Real Estate Value Fund charge a redemption fee of 1% for shares held one year or less. Third Avenue International Value Fund charges a redemption fee of 2% for shares held one year or less.

6.  COMMITMENTS AND CONTINGENCIES

Third Avenue Value Fund has committed a $1,755,000 capital investment to RS Holdings of which $1,022,245 has been funded as of April 30, 2006. Under certain circumstances this commitment may be payable to RS Holdings.

Third Avenue Real Estate Value Fund has committed up to $10,500,000 to Atlantic American Realty Capital Advisors, Inc., of which $500,000 has been funded as of April 30, 2006. Under certain circumstances this commitment may be payable to Atlantic American Realty Capital Advisors, Inc.

Accordingly, Third Avenue Value Fund and Third Avenue Real Estate Value Fund have segregated securities valued at $49,848,086 and $39,738,427 respectively, to meet each of these contingencies.

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

--------------------------------------------------------------------------------
                                     | 57 |
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2006
                                   (UNAUDITED)


7.  RISKS RELATING TO CERTAIN INVESTMENTS

FOREIGN SECURITIES:

Investments in the securities of foreign issuers may involve investment risks different from those of U.S. issuers including possible political or economic instability of the country of the issuer, the difficulty of predicting international trade patterns, the possibility of currency exchange controls, the possible imposition of foreign taxes on income from and transactions in such instruments, the possible establishment of foreign controls, the possible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the foreign securities held by the Funds. Foreign securities may also be subject to greater fluctuations in price than securities of domestic corporations or the U.S. Government.

HIGH YIELD DEBT:

The Funds may invest in high yield, lower grade debt. The market values of these higher yielding debt securities tend to be more sensitive to economic conditions and individual corporate developments than those of higher rated securities. In addition, the secondary market for these bonds is generally less liquid.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS:

The Funds may invest in loans and other direct debt instruments issued by corporate borrowers. These loans represent amounts owed to lenders or lending syndicates (loans and loan participations) or to other parties. Direct debt instruments may involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the Fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The markets in loans are not regulated by federal securities laws or the Securities and Exchange Commission ("SEC").

TRADE CLAIMS:

An investment in trade claims is very speculative and carries a high degree of risk. Trade claims are illiquid instruments which generally do not pay interest and there can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim. The markets in trade claims are not regulated by federal securities laws or the SEC. Because trade claims are unsecured, holders of trade claims may have a lower priority in terms of payment than certain other creditors in a bankruptcy proceeding.

--------------------------------------------------------------------------------
                                     | 58 |
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2006
                                   (UNAUDITED)


8. FEDERAL INCOME TAXES

The tax character of distributions paid during the period ended April 30, 2006 was as follows:

                                                 ORDINARY          NET LONG-TERM
                                                  INCOME           CAPITAL GAIN
                                               ------------        -------------
Third Avenue Value Fund                        $184,625,291        $444,287,884
Third Avenue Small-Cap Value Fund                32,394,183          19,085,835
Third Avenue Real Estate Value Fund              64,992,121          77,076,737
Third Avenue International Value Fund            43,828,100           9,495,161

The tax character of distributions paid during the fiscal year ended October 31, 2005 was as follows:

                                                 ORDINARY          NET LONG-TERM
                                                  INCOME           CAPITAL GAIN
                                               ------------        -------------
Third Avenue Value Fund                        $ 63,790,923        $         --
Third Avenue Small-Cap Value Fund                 4,737,161           3,627,192
Third Avenue Real Estate Value Fund              16,621,138          15,681,270
Third Avenue International Value Fund             7,718,158                  --

--------------------------------------------------------------------------------
                                     | 59 |
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE FUNDS
                        SCHEDULE OF SHAREHOLDER EXPENSES
                                   (UNAUDITED)


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees; other shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period, November 1, 2005 and held for the entire reporting period ended April 30, 2006.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                              Expenses Paid
                                          Beginning           Ending        During the Period
                                        Account Value      Account Value   November 1, 2005 to    Annualized
                                       November 1, 2005   April 30, 2006     April 30, 2006*    Expense Ratio
                                       ----------------   --------------     ---------------    -------------
Third Avenue Value Fund
  Actual                                    $1,000            $1,122             $5.63              1.07%
  Hypothetical                              $1,000            $1,019             $5.36              1.07%
Third Avenue Small Cap Value Fund
  Actual                                    $1,000            $1,107             $5.69              1.09%
  Hypothetical                              $1,000            $1,019             $5.46              1.09%
Third Avenue Real Estate Value Fund
  Actual                                    $1,000            $1,148             $5.86              1.10%
  Hypothetical                              $1,000            $1,019             $5.51              1.10%
Third Avenue International Value Fund
  Actual                                    $1,000            $1,206             $8.04              1.47%
  Hypothetical                              $1,000            $1,018             $7.35              1.47%

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181) divided by 365.

--------------------------------------------------------------------------------
                                     | 60 |
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

                ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENTS
                                   (UNAUDITED)


At a meeting of the Board of Trustees of the Trust held on June 2, 2005, the Trustees, by a unanimous vote (including a separate vote of those Trustees who are not "interested persons" (as the term is defined in the 1940 Act) (the "Independent Trustees")), approved the renewal of the Funds' Investment Advisory Agreements (the "Agreements"). In advance of the meeting, the Independent Trustees, through their independent legal counsel, requested extensive materials, and the Adviser provided them, to assist the Board in considering the renewal of the Agreements. The Board engaged in a detailed discussion of the materials with representatives of the Adviser. The Independent Trustees then met separately with their independent legal counsel for a discussion of the Adviser's presentation and materials. In considering the Agreements, the Trustees did not identify any single overriding factor and instead considered all factors collectively. As a part of their decision-making process, the Trustees noted that the Adviser has managed the Funds since their inception, and that the Trustees believe that a long-term relationship with a capable, conscientious adviser is in the best interest of the Funds. Following this session, the full Board reconvened and approved the continuation of the Agreements as being in the best interests of the Funds and their shareholders. The following is a summary of the discussions and conclusions regarding the material factors that formed the basis for the Board's approval.

FACTORS CONSIDERED

A.  FINANCIAL CONDITION OF THE ADVISER; ADVISORY FEES: PROFITABILITY.

The Trustees received a presentation from representatives of the Adviser, and reviewed and considered:

1.  the  financial  condition  of the Adviser to  determine  that the Adviser is
    solvent  and   sufficiently   well   capitalized   to  perform  its  ongoing
    responsibilities to the Funds;

2. the information sources and methodology used in the selection of funds to be included in the comparison universe and the competitive fund groups used in comparative analyses of the Funds advisory fees and expense ratios and in analyzing the Funds' performance;

3. the Funds' advisory fees and total expenses versus those of the comparison universe and competitive fund groups, noting that the Funds' competitive ranking within the universe and their fees and expenses were well within the range of those of the funds in the competitive groups;

4. performance/expense analyses of the Funds and funds in the competitive groups, showing the Funds' superior comparison to the performance/expense ratios of funds in the competitive groups;

5. a comparison of fees paid to the Adviser versus fees paid by similar funds advised and sub-advised by the Adviser;

6. advisory fee breakpoints of funds in the competitive groups, noting that only a minority of funds in the comparison universe had breakpoints and some of the Funds that had breakpoints had not reached the asset levels at which the first breakpoint would be achieved;

--------------------------------------------------------------------------------
                                     | 61 |
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

          ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENTS (CONTINUED)
                                   (UNAUDITED)


7. information presented in respect of economies of scale, noting the competitive expense ratios, the extensive resources that the Adviser dedicates to its investment advisory process to the benefit of the Funds and the trend of declining Fund gross expense ratios since inception;

8. the profitability to the Adviser resulting from the Agreement, reviewing the dollar amount of expenses allocated and revenue received by the Adviser and the method used to determine such expenses and corresponding profit; and

9. brokerage commission revenue to the Adviser's affiliated broker-dealer from transactions executed for the Funds, including the quarterly brokerage analysis performed by a third party service and provided to the Trustees analyzing, among other things, the affiliated broker-dealer's per share commission and execution costs.

B.  DESCRIPTION OF PERSONNEL AND SERVICE PROVIDED BY THE ADVISER.

The Trustees reviewed with representatives of the Adviser, and considered:

1. the nature, extent and quality of services rendered to the Funds, including the Adviser's investment, senior management and operational personnel and the oversight of day-to-day operations of the Funds provided by the Adviser;

2. the Adviser's research and portfolio management capabilities, particularly the intensive research undertaken in connection with the Adviser's deep value philosophy; and

3. the value added through the Adviser's active management style that includes participation in corporate restructurings.

C.  COMPLIANCE MATTERS

1. The Trustees were presented with a summary of the compliance program under Rule 38a-1.

2. The Trustees met in private session with the Funds' Chief Compliance Officer and reviewed the operation of the Funds and the Adviser's compliance programs.

D.  INVESTMENT PERFORMANCE OF THE FUNDS AND ADVISER.

1. The Trustees reviewed total return information for the Funds versus the competitive funds for one, three and five year periods and compared to the Funds' benchmark indices for the one, three and five year periods and since inception.

2. It was noted that the Funds' performance was favorable both on an absolute basis and relative to that of funds in the comparable universes, funds in the competitive group and the Funds' benchmarks.

--------------------------------------------------------------------------------
                                     | 62 |
================================================================================

================================================================================

                            [THIRD AVENUE FUNDS LOGO]

          ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENTS (CONTINUED)
                                   (UNAUDITED)


CONCLUSIONS

The Trustees concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate. The Trustees considered, evaluated and were satisfied with the Funds' favorable historical performance. They also considered the advisory fees and expense ratios of the Funds and evaluated the comparisons to those of funds in the comparable universes and competitive groups and the performance/expense analyses, as discussed in the Adviser's presentation. The Trustees discussed the Adviser's profitability, and it was noted that the profitability percentages were within ranges in relevant court cases upholding board approval of particular advisory agreements. The Trustees concluded that the Funds' fees paid to the Adviser were reasonable in light of comparative performance and advisory fees and expense information, costs of the services provided and profits and other benefits derived by the Adviser and its affiliates from their relationship with the Funds. The Trustees also considered the advisory fees charged for similar funds advised and sub-advised by the Adviser and reviewed the nature of the services provided and differences, from the Adviser's perspective, in management of the Funds as compared to advisory services provided to other advised and sub-advised funds. The Trustees recognized that any differences in fees paid were consistent with the differences in services provided by the Adviser. The Trustees considered whether economies of scale are shared with the Funds and considered the Funds competitive fee structure, the extensive resources that the Adviser dedicates to its investment advisory process to the benefit of the Funds, and the size of the Funds. The Trustees concluded that operational economies of scale had benefited the Funds and that there were no other material economies of scale in which the Funds should share.

--------------------------------------------------------------------------------
                                     | 63 |
================================================================================

                      [This page intentionally left blank.]

                                BOARD OF TRUSTEES
                                  Jack W. Aber
                                 David M. Barse
                              William E. Chapman II
                                 Lucinda Franks
                                 Edward J. Kaier
                                  Marvin Moser
                                  Eric Rakowski
                                  Martin Shubik
                                Charles C. Walden
                                Martin J. Whitman

                                    OFFICERS
                                Martin J. Whitman
                              Chairman of the Board
                                 David M. Barse
                       President, Chief Executive Officer
                                Vincent J. Dugan
                       Chief Financial Officer, Treasurer
                                 Julie A. Smith
                               Assistant Treasurer
                                  W. James Hall
                           General Counsel, Secretary
                                Joseph J. Reardon
                            Chief Compliance Officer

                                 TRANSFER AGENT
                                    PFPC Inc.
                                  P.O. Box 9802
                            Providence, RI 02940-8002
                                 (610) 239-4600
                           (800) 443-1021 (toll-free)

                               INVESTMENT ADVISER
                           Third Avenue Management LLC
                                622 Third Avenue
                               New York, NY 10017

                          INDEPENDENT REGISTERED PUBLIC
                                 ACCOUNTING FIRM
                           PricewaterhouseCoopers LLP
                               300 Madison Avenue
                               New York, NY 10017

                                    CUSTODIAN
                             Custodial Trust Company
                               101 Carnegie Center
                               Princeton, NJ 08540


                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE FUNDS
                                622 THIRD AVENUE
                               NEW YORK, NY 10017
                              PHONE (212) 888-5222
                            TOLL FREE (800) 443-1021
                               FAX (212) 888-6757
                                www.thirdave.com

ITEM 2.  CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of the Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have evaluated the Trust's disclosure controls and procedures within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Trust's principal executive officer and principal financial officer are aware of no changes in the Trust's internal control over financial reporting that occurred during the Trust's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Third Avenue Trust
             ------------------

By:    /s/ David M. Barse
Name:  David M. Barse
Title: Principal Executive Officer
Date:  June 19, 2006

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ David M. Barse
Name:  David M. Barse
Title: Principal Executive Officer
Date:  June 19, 2006

By:    /s/ Vincent J. Dugan
Name:  Vincent J. Dugan
Title: Principal Financial Officer
Date:  June 19, 2006